As filed with the Securities and Exchange Commission on April 27, 2017

Registration Nos. 033-33419
811-06130

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N‑4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ ]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 48	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ ]

Amendment No. 50	[X]

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
(Exact Name of Registrant)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

40 Wall Street, New York, New York 10005
(Address of Depositor's Principal Executive Offices)

(212) 858-8200
(Depositor's Telephone Number, including Area Code)

Knut A. Olson
Foresters Life Insurance and Annuity Company
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copies of all communications to:

Mary Carty, Esq. Foresters Financial 40 Wall Street New York, NY 10005	Mark Amorosi, Esq. K&L Gates LLP 1601 K Street, NW Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2017 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Units of interest in First Investors Life Variable Annuity Fund C under individual flexible premium deferred variable annuity contracts.

THE Tax Tamer® I
an Individual Variable Annuity Contract
Offered by Foresters Life Insurance and Annuity Company through First Investors Separate Account C
40 Wall Street, New York, New York 10005 / 1 (800) 832-7783
This prospectus describes an individual variable annuity Contract (the "Contract") formerly offered by Foresters Life Insurance and Annuity Company (“FLIAC”, “We”, “Us” or “Our”). The Contract provides You with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter, if You so elect, receive annuity payments for a lifetime based upon the Contract’s accumulated value.
New Contracts are not currently being offered for sale. Existing Contractowners may continue to make additional payments under their respective Contract.
When You invest in a Contract, You allocate Your Purchase Payments (less certain charges) to one or more “Subaccounts” of Separate Account C. Each of these Subaccounts invests in a corresponding “Fund” of the First Investors Life Series Funds (“Life Series Funds”). The amount You accumulate depends upon the performance of the Subaccounts in which You invest. You bear all of the investment risk, which means that You could lose money.
Please read this prospectus and keep it for future reference. It contains important information that You should know. We filed a Statement of Additional Information (“SAI”), dated May 1, 2017, with the Securities and Exchange Commission (“SEC”). We incorporate the SAI by reference into this prospectus. See the SAI Table of Contents at the end of this prospectus. You can get a free SAI by contacting Us at Raritan Plaza 1, Edison, New Jersey 08837, by calling the telephone number shown above or by visiting Our website www.foresters.com. You can review and copy Our documents (including reports and SAIs) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Our documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 551-8090. Electronic versions of documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.
The SEC has not approved or disapproved these securities or passed judgment on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus is valid only if attached to the current prospectus for the Life Series Funds.
The date of this prospectus is May 1, 2017.

CONTENTS
FEES AND EXPENSES	1
HISTORICAL ACCUMULATION UNIT INFORMATION	2
OVERVIEW OF THE CONTRACT	5
Summary of Risks and Rewards of the Contract	5
Who We Are and How to Contact Us	6
THE CONTRACT IN DETAIL	9
Application and Purchase Payments	9
How the Contract Works	9
Allocation of Purchase Payments to Subaccounts	9
Reallocations Among Subaccounts	10
What Are Our Policies on Frequent Reallocations Among Subaccounts?	10
What Are the Risks to Contractowners of Frequent Reallocations?	11
The Accumulation Period	11
The Annuity Period	12
Your Right to Cancel the Contract	16
FINANCIAL INFORMATION	17
Calculating Values	17
Contract Expenses	17
Mortality and Expense Risk Charge	18
Other Charges	18
Federal Tax Information	18
OTHER INFORMATION	23
Voting Rights	23
Processing Transactions	23
Reservation Of Rights	24
Contract Years and Anniversaries	24
State Variations	24
Distribution of the Contract	24
Reports	25
Financial Statements	25
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	26
FLIAC does not guarantee the performance of the Subaccounts. The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Bank or any other agency. The Contract involves risk, including possible loss of the principal amount invested.
The Units of interest under the Contract are offered in a limited number of states and jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. FLIAC does not authorize any information or representations regarding the Contract other than as described in this prospectus, the attached prospectus or any supplements thereto or in any supplemental sales material We authorize.

GLOSSARY OF SPECIAL TERMS
Accumulated Value – The value of all the Accumulation Units credited to the Contract.
Accumulation Period – The period between the date of issue of a Contract and the Annuity Commencement Date or the death of either the Annuitant or Contractowner.
Accumulation Unit – A unit that measures the value of a Contractowner's interest in a Subaccount of Separate Account C before the Annuity Commencement Date. Accumulation Units are established for each Subaccount. The Accumulation Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.
Annuitant – The person whose life is the measure for determining the amount and duration of annuity payments and upon whose death, prior to the Annuity Commencement Date, the death benefit under the Contract becomes payable.
Annuity Commencement Date – The date on which We begin making annuity payments.
Annuity Unit – A unit that determines the amount of each annuity payment after the first annuity payment. Annuity Units are established for each Subaccount. The Annuity Unit value increases or decreases based on the investment performance of the Subaccount’s corresponding Fund.
Annuity Value – The value of the Annuity Units credited to the Contract during the annuity income period following the Annuity Commencement Date.
Beneficiary – The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowner.
Business Day – Any date on which the New York Stock Exchange (“NYSE”) is open for regular trading. Each Business Day ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE is closed most national holidays and Good Friday.
Contract – An individual variable annuity Contract offered by this prospectus.
Contractowner – The person or entity with legal rights of ownership of the Contract.
Fixed Annuity Payment – Annuity payments that remain fixed as to dollar amount and guaranteed throughout the annuity income period.
General Account – All assets of FLIAC other than those allocated to Separate Account C and other segregated investment accounts of FLIAC.
Good Order – Notice from someone authorized to initiate a transaction under a Contract, received in a format satisfactory to Us at Our Administrative Office or other office We may designate (“Administrative Office”), that contains all information required by Us to process the transaction.
Internal Revenue Code – The Internal Revenue Code of 1986, as amended.
Joint Annuitant – The designated second person under a joint and survivor life annuity.
Net Accumulated Value – The accumulated value less any applicable premium taxes not previously deducted.
Purchase Payment – A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).
Separate Account C – The segregated investment account entitled "First Investors Life Variable Annuity Fund C", established by FLIAC pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”).

Subaccount – A segregated investment subaccount under Separate Account C that corresponds to a Fund of the Life Series Funds. The assets of a Subaccount are invested in shares of the corresponding Fund of the Life Series Funds.
Valuation Period – The period beginning at the end of any Business Day and extending to the end of the next Business Day.
Variable Annuity Payment – Annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the annuity income period.
We, Us (and Our) – FLIAC.
You (and Your) – An actual or prospective Contractowner who is reading the prospectus.

FEES AND EXPENSES
The following tables below show the fees and expenses that You will incur when You buy, own and surrender a Contract.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract. State premium taxes may also be deducted.
Contractowner Transaction Expenses
Maximum Sales Charge Imposed on Purchases
(as a percentage of Purchase Payment)	7.00%
The next table describes the fees and expenses that You will pay periodically during the time You own the Contract, not including Fund fees and expenses.
Annual Contract Expenses
(as a percentage of average daily account value)
Mortality and Expense Risk Charge	1.00%
Administrative Charge	0.00%†
Total Annual Contract Expenses	1.00%
† We  may deduct an administrative charge of $7.50 per year if the Accumulated Value of a Contract is less than $1,500 because of partial withdrawals. (See "Administrative Charge"). For more complete descriptions of the various charges and expenses shown, please refer to “FINANCIAL INFORMATION: Contract Expenses – Sales Charge, Mortality and Expense Risk Charge, Other Charges.”
The next table shows the minimum and maximum total annual fund operating expenses of the underlying Life Series Funds, as of December 31, 2016.  These expenses may be higher or lower in the future. More detail concerning each Fund’s fees and expenses is contained in the attached prospectus for the Life Series Funds.
Total Annual Fund Operating Expenses
	Minimum	Maximum(1)
Range of expenses that are deducted from Fund assets, including management fees and other expenses.	0.79%	1.73%
(1) The maximum total annual fund operating expenses have been restated to reflect current operating expenses.
The following examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, Contract fees, separate account annual expenses and fees and expenses of the Funds. The examples assume that You invest $10,000 in the Contract for the time periods indicated. The examples also assume that Your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
If You surrender, annuitize or do not surrender Your Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
Maximum Cost	$957	$1,488	$2,043	$3,547
Minimum Cost	$869	$1,224	$1,602	$2,658

You should not consider the expenses in the example as a representation of past or future expenses. Actual expenses in future years may be more or less than those shown.

HISTORICAL ACCUMULATION UNIT INFORMATION
This table shows the Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount of Separate Account C for the last 10 fiscal years (or the life of the Subaccount, if less).  For years 2010 and later, the number of Accumulation Units shown below pertain to Contracts offered under this prospectus.
Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units
Balanced Income Subaccount*	December 31, 2015 December 31, 2016	9.814 10.369	45,530.2 107,797.2
Covered Call Strategy Subaccount**	December 31, 2016	10.460	30,300.1
Equity Income Subaccount	December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010 December 31, 2011 December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	22.299 15.585 18.675 21.138 21.248 23.392 30.229 32.399 31.747 35.603	1,577,727.6 1,377,531.8 1,184,140.4 1,040,493.5 921,953.9 817,244.4 744,592.7 693,277.1 626,211.6 568,455.2
Fund For Income Subaccount	December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010 December 31, 2011 December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	34.860 25.589 34.240 38.547 40.322 45.313 47.947 47.846 46.494 51.150	482,188.2 413,012.8 374,655.5 337,794.5 336,095.4 315,698.4 290,181.8 266,147.2 242,721.1 229,099.3
Government Subaccount	December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010 December 31, 2011 December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	21.225 22.471 23.199 24.075 25.125 25.359 24.485 25.003 24.765 24.636	514,817.5 514,512.9 493,703.6 489,588.9 451,022.9 436,091.8 381,476.6 344,152.9 312,706.1 283,811.2

Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units
Government Cash Management Subaccount***	December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010 December 31, 2011 December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	15.893 16.054 15.921 15.763 15.606 15.450 15.296 15.144 14.993 14.844	518,520.1 376,675.7 303,014.8 333,233.6 248,102.9 197,083.4 173,579.4 148,894.3 230,158.2 160,581.4
Growth & Income Subaccount	December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010 December 31, 2011 December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	53.985 34.625 43.894 50.493 51.173 59.506 81.336 86.682 83.140 90.443	1,626,474.0 1,401,403.1 1,216,234.8 1,091,296.8 1,607,582.3 1,412,861.6 1,265,790.3 1,140,773.4 1,028,275.8 922,657.2
International Subaccount	December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010 December 31, 2011 December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	43.425 24.983 30.482 34.238 34.115 40.816 43.146 43.736 44.814 42.502	1,010,952.9 888,496.3 782,978.8 682,393.1 611,988.5 538,222.9 489,865.6 445,625.8 408,141.2 364,752.7
Investment Grade Subaccount	December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010 December 31, 2011 December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	22.803 19.957 23.896 25.849 27.185 29.938 29.403 30.815 30.401 31.497	738,222.8 655,153.9 618,028.3 618,638.5 612,267.1 610,092.1 540,621.7 498,136.3 460,811.9 424,039.3
Limited Duration High Quality Bond Subaccount****	December 31, 2014 December 31, 2015 December 31, 2016	9.691 9.546 9.551	14,912.0 58,066.4 93,504.2

Subaccount	At	Accumulation Unit Value($)	Number of Accumulation Units
Opportunity Subaccount*****	December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	10.056 13.935 14.587 14.325 15.353	129.6 47,890.0 69,769.0 81,569.1 72,789.6
Real Estate Subaccount******	December 31, 2015 December 31, 2016	10.082 10.638	15,530.0 31,279.1
Select Growth Subaccount	December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010 December 31, 2011 December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	9.080 10.016 5.804 6.315 7.572 7.890 11.667 13.114 13.400 13.802	271,525.5 326,913.1 320,182.6 300,998.5 333,422.0 343,794.0 301,426.2 279,429.7 258,910.9 245,619.6
Special Situations Subaccount	December 31, 2007 December 31, 2008 December 31, 2009 December 31, 2010 December 31, 2011 December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	52.055 34.401 44.537 55.810 56.494 61.529 79.728 83.905 82.635 94.986	856,791.0 732,305.6 653,636.4 574,072.1 520,274.0 461,246.2 411,933.9 376,803.9 346,150.7 310,340.2
Total Return Subaccount*****	December 31, 2012 December 31, 2013 December 31, 2014 December 31, 2015 December 31, 2016	9.926 11.500 12.065 11.752 12.405	0.0 78,867.6 129,447.1 202,912.5 196,571.7
*The inception date for the Balanced Income Fund Subaccount was November 2, 2015.  The Accumulation Unit Value for this Subaccount initially was set at $10.00 on November 2, 2015.
**The inception date for the Covered Call Strategy Subaccount was May 2, 2016.  The Accumulation Unit value for this Subaccount initially was set at $10.00 on May 2, 2016.
***In October 2016, the Cash Management Subaccount was converted into the Government Cash Management Subaccount as a result of the conversion of the Life Series Cash Management Fund into the Life Series Government Cash Management Fund.
****The inception date for the Limited Duration High Quality Bond Subaccount was July 1, 2014.  The Accumulation Unit value for this Subaccount initially was set at $10.00 on July 1, 2014.
*****The inception date for the Opportunity Subaccount and the Total Return Subaccount was December 17, 2012.  The Accumulation Unit values for each of these Subaccounts initially was set at $10.00 on December 17, 2012.
******The inception date for the Real Estate Subaccount was May 1, 2015. The Accumulation Unit value for this Subaccount was initially set at $10.00 on May 1, 2015.

OVERVIEW OF THE CONTRACT
This overview highlights some basic information about the Contract offered by FLIAC in this prospectus. You will find more information about the Contract in “THE CONTRACT IN DETAIL” section of this prospectus.
SUMMARY OF RISKS AND REWARDS OF THE CONTRACT
The benefits of the Contract are, among other things:
■ There are fifteen (15)  Subaccounts available under the Contract, each with different investment objectives, policies and risks allowing for investment diversification. Each Subaccount invests in a corresponding Fund of the Life Series Funds.
■ Investment in a Contract enables You to defer payment of federal income tax on any net gains realized under the Contract until You access Your money through withdrawals or one of Our annuity pay-out options. This gives Your money the potential to grow faster.
■ You can also reallocate Your accumulated assets among the Subaccounts, as Your circumstances change, without incurring current federal income tax.
■ Moreover, there are no income or contribution limits – such as those that exist on individual retirement accounts (“IRAs”), including Roth IRAs or 401(k) plans – that restrict the amount that You can invest. You control how much You invest for Your retirement so long as You meet Our minimum investment requirements, and when and how often You wish to add to Your Contract.
■ We guarantee a minimum death benefit which protects Your principal from market declines if You die.
■ You can receive an annuity pay-out providing a stream of income to suit Your needs for the rest of Your life.
There are several risk factors that You should consider:
■ You bear all of the investment risk of the Funds that correspond to the Subaccounts You select, which means You could lose money.
■ An investment in a Contract is not a direct investment in a mutual fund. There are additional charges for the death benefit and other features of the Contract that are not associated with a mutual fund.
■ Because a 10% federal tax penalty is generally imposed on the taxable portion of withdrawals prior to age 59½, You should not invest in the Contract if You have short-term investment objectives which would require You to liquidate all or a portion of the Contract prior to reaching age 59½.
■ A minimum holding period is often necessary before the federal income tax benefits of tax deferral are likely to outweigh the often higher fees imposed on variable annuities relative to alternative investments.
■ A tax-deferred accrual feature is already provided by any tax-qualified arrangement, such as an IRA or 401(k) plan. Therefore, You should have reasons other than tax deferral, such as the additional benefits, for purchasing a Contract within an IRA or other arrangement that receives tax deferral through the Internal Revenue Code.
■ A partial withdrawal or total surrender of a Contract is taxed as ordinary income to the extent that the Accumulated Value exceeds Your principal contribution to the Contract (i.e., on an “income first” basis).
■ The death benefit paid to a Beneficiary of the Contract is taxed for those purposes as ordinary income to the Beneficiary at the Beneficiary’s tax rate to the extent that the death benefit exceeds the Contractowner’s principal contribution to the Contract. Thus, if Your primary objective is to pass wealth on to Your heirs, a life insurance policy may be more appropriate for You. The amount of the death benefit on a life insurance policy passes federal income-tax free (though not necessarily federal estate-tax free) to the Beneficiary; an annuity death benefit does not.
■ The assets of the General Account support Our insurance obligations and are subject to general liabilities from Our business operations and to claims by Our general creditors. Any guarantees under Your Contract that exceed Your Accumulated Value (such as those that may be associated with the death benefit), are paid from the General Account. Any such amounts that We are obligated to pay in excess of Your Accumulated Value are subject to Our financial strength and claims-paying ability.
WHO WE ARE AND HOW TO CONTACT US
Foresters Life Insurance and Annuity Company
Foresters Life Insurance and Annuity Company, with its home office at 40 Wall Street, New York, New York 10005, is a stock life insurance company incorporated under the laws of the State of New York in 1962. We write life insurance policies and  annuity contracts.
FLIAC is part of Foresters Financial Holding Company, Inc. ("FFHC"), a holding company, which owns all of the voting common stock of FLIAC. Other affiliates of FLIAC include: Foresters Financial Services, Inc. ("FFS"), the  distributor of the Contracts; Foresters Investment Management Company, Inc. (“FIMCO”), the investment adviser of the Life Series Funds; and Foresters Investor Services, Inc. (“FIS”), the transfer agent for the Life Series Funds.
For information or service concerning a Contract, You can contact Us in writing at Our Administrative Office located at Raritan Plaza 1, Edison, New Jersey 08837. You can also call Us at 1-800-832-7783 between the hours of 9:00 A.M. and 6:00 P.M., Eastern Time, or fax Us at 732-855-5935. You can also contact Us through Our Website at www.foresters.com.
You should send any Purchase Payments, notices, elections, or requests that You make, as well as any other documentation that We require for any purpose in connection with Your Policy, to Our Administrative Office. No such payment, notice, election, request or documentation will be treated as having been “received” by Us until We have received it, as well as any related items that We require, all in complete and Good Order (i.e., in form and substance acceptable to Us) at Our Administrative Office.
To meet Our requirements for processing transactions, We may require that You use Our forms. We will notify You and provide You with an address if We designate another office for receipt of information, payments and documents.
Separate Account C
First Investors Life Variable Annuity Fund C ("Separate Account C") was established on December 21, 1989 under New York Insurance Law. Separate Account C (the “Separate Account”) is registered with the SEC as a unit investment trust under the 1940 Act.
We segregate the assets of the Separate Account from Our other assets in Our General Account. These assets fall into two categories: (1) assets equal to Our reserves and other liabilities under the Contract and (2) additional assets derived from expenses that We charge to the Separate Account. The assets equal to Our reserves and liabilities support the Contract. We cannot use these assets to satisfy any of Our other obligations. The assets We derive from Contract charges do not support the Contract, and We can transfer these assets in cash to Our General Account. Before making a transfer, We will consider any possible adverse impact that the transfer may have on a Separate Account. We credit to, or charge against, the Subaccounts of each Separate Account realized and unrealized income, gains and losses without regard to Our other income, gains and losses. The obligations under the Contract are Our obligations. Any guarantees under Your Policy that exceed Your Accumulated Value (such as those that may be associated with the death benefit), are paid from Our General Account. Any such amounts that We are obligated to pay in excess of Your Accumulated Value are subject to Our financial strength and claims-paying ability.
Each Subaccount invests its assets in a corresponding Fund of the Life Series Funds at net asset value. Therefore, We own the shares of the underlying Funds, not You. The value of Your investment in a Subaccount is determined by the value of the underlying Fund. Each Subaccount reinvests any distribution received from a Fund in the distributing Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value.
The Life Series Funds
The Life Series Funds is an open-end management investment company registered with the SEC under the 1940 Act. The Life Series Funds consists of fifteen (15) separate series, all of which are available to Contractowners of Separate Account C. Each of the Funds currently offers its shares only through the purchase of a Contract or another variable life or variable annuity Contract issued by FLIAC or by other insurance companies.
The Life Series Funds reserves the right to offer its shares to other separate accounts or directly to Us.
Although some of the Funds have similar names, the same portfolio manager and the same investment objectives as other publicly available mutual funds, they are separate and distinct from these mutual funds. The Funds will have different portfolio holdings and fees so their performances will vary from the other mutual funds.
FIMCO, the investment adviser of the Life Series Funds, is a New York corporation located at 40 Wall Street, New York, New York 10005. FIMCO and Life Series Funds have retained Smith Asset Management Group, L.P., 100 Crescent Court Suite 1150 Dallas, TX 75201, to serve as the subadviser of the Select Growth Fund; Vontobel Asset Management, Inc., 1540 Broadway, New York, New York 10036 to serve as the subadviser of the International Fund; Muzinich & Co., Inc., 450 Park Avenue, New York, New York 10022 to serve as subadviser for the Fund For Income; and Ziegler Capital Management, LLC, 170 West Madison Street, 24th floor, Chicago, IL 60602 to serve as subadviser for the Covered Call Strategy Fund. See the Life Series Funds prospectus for more information about the investment adviser and subadvisers.
The following table includes each available Fund’s investment objective. There is no  guarantee that any of the Funds will achieve its stated objective(s). There is a Subaccount with the same name as its corresponding underlying Fund. The degree of investment risk You assume will depend on the Subaccounts You select. You should consider Your allocation carefully.
The investment objectives, principal investment strategies, principal risks and management of the Funds are described in the attached Life Series Funds prospectus, which You should read carefully before investing.

Fund	Investment Objective
Balanced Income Fund	Income as the primary objective and a secondary objective of capital appreciation.
Covered Call Strategy Fund	Long term capital appreciation.
Equity Income Fund	Total return.
Fund For Income	High current income.
Government Fund	A significant level of current income which is consistent with security and liquidity of principal.
Government Cash Management Fund	High rate of current income consistent with the preservation of capital and maintenance of liquidity.
Growth & Income Fund	Long-term growth of capital and current income.
International Fund	Long-term capital growth.
Investment Grade Fund	A maximum level of income consistent with investment in investment grade debt securities.
Limited Duration High Quality Bond Fund	Current income consistent with low volatility of principal.
Opportunity Fund	Long-term capital growth.
Real Estate Fund	Total return.
Select Growth Fund	Long-term growth of capital.
Special Situations Fund	Long-term growth of capital.
Total Return Fund	High, long-term total investment return consistent with moderate investment risk.

THE CONTRACT IN DETAIL
APPLICATION AND PURCHASE PAYMENTS
We are currently not offering or accepting applications for new Tax Tamer I Contracts.
Existing Contractowners may make additional Purchase Payments under a Contract of at least $200 each at any time after Contract issuance.
Your additional Purchase Payments buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest. We allocate Purchase Payments to the appropriate Subaccount(s) based on the next computed value of an Accumulation Unit following receipt at Our Administrative Office in Good Order. We make these allocations after deductions for sales expenses (see “Contract Expenses - Sales Charge”).
We value Accumulation Units at the end of each Business Day (generally 4:00 P.M., Eastern Time). If We receive a Purchase Payment prior to the end of a Business Day in a manner meeting Our requirements, We will process the payment based upon that day’s Accumulation Unit values. If We receive a payment after the end of the Business Day, We will process the payment based upon the next Business Day’s Accumulation Unit values.
HOW THE CONTRACT WORKS
The Contract has two phases: an Accumulation Period and an annuity income period. During the Accumulation Period, earnings on Your investment accumulate on a tax-deferred basis. The annuity income period begins when You convert from the Accumulation Period by agreeing that the Annuitant will start receiving regular annuity payments after the Accumulated Value has been applied to one of the annuity options in accordance with the annuity rates in the Contracts. You can select one of several annuity income payment options.
The Contract is a “variable” annuity because Your Accumulated Value during the Accumulation Period and the amount of Your variable annuity payments during the annuity income phase fluctuate based on the performance of the Funds underlying the Subaccounts You have selected. As a result, the Accumulated Value in Your Contract and Your variable annuity payments may increase or decrease. You are permitted to allocate Your Purchase Payments to all of fifteen (15) available Subaccounts We offer under the Contract, as long as each allocation is at least 10% of the Purchase Payment. Subject to certain limitations, You may reallocate Your Accumulated Value or Annuity Value.
The Contract provides a guaranteed death benefit that is payable to a Beneficiary when the Contractowner or Annuitant dies during the Accumulation Period. Upon the death of the Annuitant, the Contract guarantees that the Beneficiary will receive the greater of (i) the total Purchase Payments less any withdrawals or (ii) the Accumulated Value. Upon the death of the Contractowner, We pay only the Accumulated Value to the Beneficiary. We pay the death benefit when We receive both proof of death and appropriate instructions for payment.
You may withdraw a portion or all of the Accumulated Value during the Accumulation Period.
ALLOCATION OF PURCHASE PAYMENTS TO SUBACCOUNTS
When You make additional Purchase Payments to your Contract You may select a percentage allocation among the fifteen (15) Subaccounts. You may not allocate less than 10% of a Purchase Payment to any Subaccount. We reserve the right to adjust Your allocation to eliminate fractional percentages.

REALLOCATIONS AMONG SUBACCOUNTS
You may subsequently reallocate the Accumulated Value of Your Contract, among the Subaccounts, provided that You invest no less than 10% of the aggregate Annuity Unit value in each of Your Subaccounts. A request to reallocate may be made on Our Subaccount reallocation form or by telephone, subject to the restrictions discussed below. If We receive a written reallocation request in Our Administrative Office before the end of a Business Day (generally 4:00 P.M., Eastern Time), We will process it based upon that day’s Accumulation Unit values. If We receive it after the end of a Business Day, We will process it at the next Business Day’s Accumulation Unit values.
All subsequent Purchase Payments will be allocated according to Your then-existing percentage allocations, unless You request a different allocation for that payment. We will not automatically rebalance Your Contract value to Your designated percentage allocations. Unless You request a reallocation to maintain Your allocations, You may end up with an allocation which has more or less risk than You intended.
Telephone Transfer Option
You may make transfers of Accumulation Value as described above by telephone by calling 1 (800) 832-7783.  You will be required to provide certain information for identification purposes when requesting a transaction by telephone, and We may record Your telephone call.  We may also require written confirmation of Your request.
We will not be liable for losses resulting from telephone requests that We believe are genuine.  We reserve the right to revoke or limit Your telephone transaction privileges at any time without revoking or limiting all owners’ telephone transaction privileges.  Telephone privileges may be denied to market timers and frequent or disruptive traders.
We cannot guarantee that telephone transactions will always be available. For example, there may be interruptions in service beyond Our control such as weather-related emergencies.
WHAT ARE OUR POLICIES ON FREQUENT REALLOCATIONS AMONG SUBACCOUNTS?
The Contract is designed for long-term investment purposes. It is not intended to provide a vehicle for frequent trading or market timing.
As described in the Life Series Funds prospectus, the Board of Trustees of the Life Series Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Life Series Funds (other than the Government Cash Management Fund) and to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.
In order to protect Contractowners and to comply with the underlying Funds’ policies, We have agreed to honor instructions from the Funds to restrict or prohibit further purchases or transfers of shares by any Contractowner that has been identified by the Funds as having violated its market timing policies. Accordingly, We may be required to reject any reallocation request, without any prior notice, that is determined by the Funds to be part of a market timing strategy.
In order to enforce Our policy against market timing, We monitor reallocation requests using criteria such as (a) the number of reallocation transactions that occur within a specified period of time and (b) the dollar amount of reallocations that occur within a specified period of time. Moreover, We will only accept a transaction request that is in writing, or made by telephone, and that complies with Our requirements. We will not accept transaction requests by facsimile or e-mail.

We cannot guarantee that Our monitoring efforts will be effective in identifying or preventing all market timing or frequent trading activity in the Subaccounts.
WHAT ARE THE RISKS TO CONTRACTOWNERS OF FREQUENT REALLOCATIONS?
To the extent that Our policies are not successful in detecting and preventing frequent trading in the Subaccounts, frequent trading may: (a) interfere with the efficient management of the underlying Funds by, among other things, causing the underlying Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading. These risks may in turn adversely affect Contractowners who invest in the Funds through Our Subaccounts.
In the case of the Subaccounts that invest indirectly in high yield bonds and stocks of small and/or mid-sized companies, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that these securities may trade infrequently and therefore their prices may be slow to react to information. This could cause dilution in the value of the shares held by other shareholders.
In the case of the Subaccounts that invest indirectly in foreign securities, the risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. This could cause dilution in the value of the shares held by other shareholders.
THE ACCUMULATION PERIOD
Crediting Accumulation Units
During the Accumulation Period, We credit Purchase Payments to Your Contract in the form of Accumulation Units for each of Your selected Subaccounts. We determine the number of Accumulation Units that We credit to a Contractowner for the Subaccounts by dividing (a) the Purchase Payment (less any charges) by (b) the value of an Accumulation Unit for the Subaccount on the Business Day the payment is received in Our Administrative Office.
The Value of Your Contract
Your Accumulated Value fluctuates with the value of the assets of the Subaccounts less expenses and certain charges. There is no assurance that Your Accumulated Value will equal or exceed Purchase Payments. We determine the value for the amount You have in each Subaccount by multiplying (a) the total number of Accumulation Units You hold in a Subaccount by (b) the value of an Accumulation Unit for the Subaccount for the Valuation Period. We then add the amount attributable to each Subaccount to arrive at Your Accumulated Value.
Death During the Accumulation Period
If the Annuitant dies prior to the Annuity Commencement Date, We pay a death benefit to the Beneficiary You have designated. We generally make this payment within seven days of receiving in Good Order (a) a death certificate or similar proof of the death of the Annuitant or Owner (“Due Proof of Death”) and (b) a claimant’s statement form that includes payment instructions with the Beneficiary’s election to receive payment in either a single sum settlement or an annuity option. We will pay the death benefit: (a) in a single sum, (b) by applying it to one of the annuity options, or (c) as We otherwise permit. The decision on how We pay is at Your election before the Annuitant’s death and the Beneficiary's election after the Annuitant's death.
We determine the Accumulated Value for the death benefit as of the next computed value of the Accumulation Units following Our receipt at Our Administrative Office of Due Proof of Death in Good Order.
The amount of the death benefit payable to the Beneficiary, upon the death of the Annuitant, is the greater of (a) the total Purchase Payments less partial withdrawals or (b) the Accumulated Value. Upon the death of the Contractowner, We pay only the Accumulated Value to the Beneficiary.
Special Requirements for Payment of Death Benefit
If the Contractowner dies before We have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under Section 72 of the IRS Code.
If the Contractowner dies prior to the Annuity Commencement Date, the entire interest in the Contract must be distributed to the Beneficiary (a) within five years, or (b) beginning within one year of death, under an annuity option that provides that We will make annuity payments over a period not longer than the life or life expectancy of the Beneficiary.
If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, We need not make any distribution. The surviving spouse may continue the Contract as the new Contractowner. If the Contractowner is also the Annuitant, the spouse has the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse has the right to become the Contractowner and the Annuitant. If the Beneficiary wishes to take the death benefit as an annuity payout, then the Beneficiary must make such election and payments must begin within 60 days of the death. This is necessary to receive tax treatment of annuity payments rather than the death benefit being treated for tax purposes as a lump sum distribution in the year of the death.
Partial Withdrawals and Full Surrenders During the Accumulation Period
You may make a partial withdrawal or full surrender of Your Contract at any time during the Accumulation Period if We receive Your request in Good Order on Our form. You will be entitled to receive the Net Accumulated Value of the Contract or, in the case of a partial withdrawal, the portion withdrawn. Your request is effective on the date it is received in writing on Our form in Good Order at Our Administrative Office and Your Accumulated Value less the requested amount will be determined based on the next computed value of Accumulation Units. We may defer payment of the amount of a withdrawal or surrender for a period of not more than seven days. We may also delay payment for the following reasons:
■ we are unable to determine the amount of the payment because the NYSE is closed for trading or the SEC determines that a state of emergency exists, or
■ for such other periods as the SEC may by order permit for the protection of security holders.
In the case of a partial withdrawal, unless You direct Us otherwise, the amount You request will be deducted from Your Subaccounts on a pro rata basis in the proportions to which their values bear to the Accumulated Value of Your Contract. We may deduct an administrative charge of $7.50 annually if withdrawals cause the value of Your Contract to fall below $1,500.
THE ANNUITY PERIOD
Annuity Commencement Date
Annuity payments begin on the Annuity Commencement Date You select when You buy a Contract. You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date.
We will commence annuity payments on the first of the calendar month after the Annuitant’s 85th birthday or, if state law permits, 90th birthday unless You select an earlier date.
If the Net Accumulated Value on the Annuity Commencement Date is less than $2,000, We may pay such value in one sum in lieu of annuity payments. If the Net Accumulated Value is $2,000 or more, but the Variable Annuity Payments are estimated to be less than $20, We may change the frequency of annuity payments to intervals that will result in payments of at least $20.
Annuity Options
From the annuity options described below, You may elect to have the Net Accumulated Value applied at the Annuity Commencement Date to provide Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof. You must make these elections in writing to Us at Our Administrative Office at least 30 days before the Annuity Commencement Date. In the absence of Your election, We make Variable Annuity Payments, beginning on the Annuity Commencement Date under annuity option 3. Option 3 is the basic annuity, a Life Annuity with 120 Monthly Payments Guaranteed. After the Annuity Commencement Date, We allow no redemptions or changes among annuity payment options.
The material factors that determine the level of Your annuity benefits are:
■ Your Accumulated Value before the Annuity Commencement Date;
■ the annuity option You select;
■ the frequency and duration of annuity payments;
■ the sex and adjusted age (as defined in the Contract) of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and
■ in the case of a Variable Annuity Payment, the investment performance of the Subaccounts You select.
We apply the Accumulated Value on the Annuity Commencement Date, based on the annuity rates in Your Contract, or more favorable rates We may offer, reduced by any applicable premium taxes not previously deducted. You are then credited with a number of Annuity Units which remains the same for the payment period.
The Contract provides for the six annuity options described below. The annuity options available on a variable basis are Options 1, 2a and 3.  All Annuity Payment Options shown are available on a fixed basis:
Option 1–Life Annuity.  An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant. If You elect this option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.
Option 2a–Joint and Survivor Life Annuity.  An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.
Option 2b–Joint and Two-Thirds to Survivor Life Annuity.  An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.
Option 2c–Joint and One-Half to Survivor Life Annuity.  An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Under annuity options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

Option 3–Life Annuity with 60, 120 or 240 Monthly Payments Guaranteed.  An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, We will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, We will pay the Beneficiary’s estate the present value of the remainder of the guaranteed payments. The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest return assumed in the annuity tables of the Contract. The Beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have Us pay him or her the present value of the remaining guaranteed payments in a lump sum.
Option 4–Unit Refund Life Annuity.  An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant. Upon the death of the Annuitant, We make an additional annuity payment to the Beneficiary equal to the following: We take the Annuity Unit value of the Subaccount(s) as of the date that We receive Due Proof of Death in writing at Our Administrative Office. We multiply that value by the remaining number of annuity units payable under this option. We calculate the number of annuity units payable by determining the excess, if any, of (a) over (b). For this purpose, (a) is (i) the Net Accumulated Value We allocate to each Subaccount and apply under the option at the Annuity Commencement Date, divided by (ii) the corresponding Annuity Unit value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the SAI.)
Assumed Investment Return
We use a 3.5% assumed investment to determine the amount of each Variable Annuity Payment. The first Variable Annuity Payment is based on the assumed investment return. Subsequent Variable Annuity Payments fluctuate based on the investment performance of the Subaccounts You have chosen as compared to the assumed investment return. As a result, if the actual net investment return of the Subaccounts equals 3.5%, the Variable Annuity Payments will be level. If the actual net investment return of the Subaccounts is greater than 3.5%, subsequent Variable Annuity Payments will be higher than the initial payment. If it is less than 3.5%, subsequent Variable Annuity Payments will be lower.
Death of Contractowner During Annuity Period
If the death of the Contractowner occurs on or after the Annuity Commencement Date, We will distribute the entire interest in the Contract at least as rapidly as under the annuity option in effect on the date of death.
Death of Annuitant During Annuity Period
On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an annuity option, We make any remaining payments under the option to the Beneficiary as provided by the option. Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Annuitant, the proceeds will be paid in one lump sum to the Contractowner, if living; otherwise, to the Contractowner’s estate.

YOUR RIGHT TO CANCEL THE CONTRACT
You may elect to cancel your Contract (a) within ten days from the date Your Contract is delivered to you or (b) longer as applicable state law requires. We will cancel the Contract after We receive from You at Our Administrative Office (a) the Contract and (b) a written request for cancellation. We will pay You an amount equal to the sum of (a) the Accumulated Value of the Contract based on the next computed value of the Accumulation Units following receipt of Your cancellation request in Good Order and (b) the amount of any sales charges deducted from the initial Purchase Payment.
The amount We refund to You upon canceling a Contract may be more or less than Your initial Purchase Payment depending on the investment results of the Subaccount(s) to which You allocated Purchase Payments. However, in states that require a full refund of Purchase Payments You will receive a full refund.

FINANCIAL INFORMATION
CALCULATING VALUES
To calculate the Accumulation Unit or Annuity Unit values, We must first determine the current value of the units in each Subaccount. We do this for each day the values are calculated by determining the change in investment performance (including Fund-related charges and any dividends and distributions made by the Fund) from the last Valuation Period for each of the Funds. Then, daily charges are applied to the Separate Account for each day since the last Business Day. Finally, We multiply the previous unit value by this result.
CONTRACT EXPENSES
Sales Charge
The sales charge is an initial sales charge that We deduct from Your Purchase Payments.
We intend the sales charge to cover expenses relating to the sale of the Contract, including commissions paid to persons distributing the Contract. Discounts are available on larger purchases as shown in the table below. Moreover, when You make additional payments after the issuance of the Contract You are entitled to a credit for all prior payments in computing the sales charge percentage. In other words, You pay the sales charge percentage that reflects (a) the total amount of all Purchase Payments previously made plus (b) the amount of the additional payment being made. If You own more than one Contract, We will aggregate Your Purchase Payments on all of Your Contracts in calculating Your discount level.
We do not impose a sales charge for Contracts sold to (a) officers and full-time employees of FLIAC or its affiliates who have been employed for at least one year, (b) Our agents who have been under contract for at least one year, or (c) Contractowners of First Investors Life Variable Annuity Fund A ("Separate Account A") who exchange their Separate Account A Contracts for Separate Account C Contracts at the next computed values of their Accumulation Units. We require Contractowners who exchange from Separate Account A to Separate Account C to execute a change of Contract form. This form states that We deduct a daily charge equal to an annual rate of 1.00% of the daily Accumulation Unit value of any Subaccount as a charge for mortality and expense risks. We may modify or terminate this exchange privilege at any time.

Sales Charge Table for Separate Account C Contracts
Amount of Purchase Payment(s)	Purchase Payments*	Sales Charge as % of Net Amount Invested	Amount to Dealers as % of Purchase Payments
Less than $25,000	7.00%	7.53%	5.75%
$25,000 but under $50,000	6.25	6.67	5.17
$50,000 but under $100,000	4.75	4.99	3.93
$100,000 but under $250,000	3.50	3.63	2.90
$250,000 but under $500,000	2.50	2.56	2.19
$500,000 but under $1,000,000	2.00	2.04	1.67
$1,000,000 or over	1.50	1.52	1.24
* Due to rounding of numbers and calculating a sales charge, You may pay more or less than what is shown above. The percentages shown also assume that We have deducted no premium taxes.

MORTALITY AND EXPENSE RISK CHARGE
We impose a mortality and expense risk charge.
The mortality risk that We assume arises from Our obligation to continue to make annuity payments to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments the Annuitant will receive under the Contract. We also assume a risk associated with the guaranteed death benefit which We would pay in the event of death during the Accumulation Period.
In addition, We assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount We charge for administrative expenses. In consideration for assuming these mortality and expense risks, We deduct an amount equal on an annual basis to 1.00% of the daily Accumulation Unit value of the Subaccounts.
We guarantee that We will not increase the mortality and expense risk charge after a Contract is issued. If the charge is insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on Us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to Us. We can use any profits resulting to Us from over-estimates of the actual costs of the mortality and expense risks for any business purpose.
OTHER CHARGES
Administrative Charge
We may deduct an administrative charge of $7.50 annually from the Accumulated Value of Contracts that have an Accumulated Value of less than $1,500 because of partial withdrawals. These charges are to compensate Us for expenses involved in administering small Contracts. If the actual expenses exceed charges, We will bear the loss. We guarantee that We will not increase the administrative charges.
Premium Tax Charge
Some states and municipalities assess premium taxes at the time You:
■ make Purchase Payments,
■ withdraw or surrender, or
■ begin receiving annuity payments.
We currently pay any premium taxes that are assessed. However, We reserve the right to deduct such premium taxes in accordance with the terms of Your Contract. These taxes currently range up to 3.5% of Purchase Payments received by Us.
Fund Expenses
The Funds also take deductions from, and pay expenses out of, their own assets.  Further information about these charges is available in the attached prospectus for the Life Series Funds.
FEDERAL TAX INFORMATION
This section provides a general summary of the federal tax law as it pertains to the Contract. We believe that the Contract will qualify as a tax-deferred annuity Contract for federal income tax purposes and the following summary assumes so. We do not discuss state or local taxes herein, except as noted. The law described herein could change, possibly retroactively. We have the right to modify the Contract in response to changes in the law that affect the favorable tax treatment for annuity owners. We do not offer this summary as tax advice, for which You should consult a qualified tax adviser.
Taxation of a Contract will depend, in part, on whether the Contract is purchased as part  of a qualified retirement plan, a traditional individual retirement account (“IRA”) or a Roth IRA.
The following discussion does not apply to a Contract that has been purchased as part of a qualified retirement plan or IRA (a “qualified Contract”). If a qualified Contract is purchased, the tax treatment of Purchase Payments, annuity payments, surrenders and death benefits with respect to a qualified Contract will be governed by the tax law applicable to qualified retirement plans and IRAs. However, generally, deductible or “before-tax” Purchase Payments for qualified Contracts will be taxed when distributed from the Contract; the Contract is not forfeitable; and Contract ownership may not be transferred.
Purchase Payments for a Contract outside of a qualified retirement plan or IRA (“non-qualified”) are on an “after-tax” basis, so You only pay federal income tax on Your net earnings and net realized gains under the Contract. Generally, these earnings are taxed when You receive distributions thereof under the Contract. The IRS has not reviewed the Contracts for qualification as an appropriate investment for a qualified plan or IRA.
When a non-natural person owns a non-qualified Contract, the Contract generally will not be treated as an annuity for federal tax purposes and thus will not enjoy the benefit of tax deferral. However, a Contract owned by a non-natural person as agent for an individual will be treated as an annuity for those purposes.
This summary assumes that the Contractowner is a natural person who is a U.S. citizen or U.S. resident. The federal tax law applicable to corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different.
Purchase Payments
Your Purchase Payments are not deductible from Your gross income for federal income tax purposes.
Increases in Accumulated Value
Generally, You pay no federal income tax on increases in Your Contract’s Accumulated Value until there is a distribution from a Contract. A distribution occurs when there is a partial withdrawal or full surrender or annuity payments begin.
Annuity Payments
Once annuity payments begin, You generally will be taxed for federal income tax purposes only on the net investment income and investment gains You have earned (as ordinary income) and not on the amount of Your Purchase Payments. As a result, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of Your investment in the Contract. Generally, your investment in the Contract equals the Purchase Payments You made, less any amounts You previously withdrew that were not taxable.
For Fixed Annuity Payments, the tax-free portion of each payment is determined by:
■ dividing Your investment in the Contract by the total amount you expect to receive out of the Contract, and
■ multiplying the result by the amount of the payment.
For Variable Annuity Payments, the tax-free portion of each payment is (a) Your investment in the Contract divided by (b) the number of expected payments.
The remaining portion of each payment, and all of the payments You receive after You recover Your investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is a federal income tax deduction for any unrecovered investment in the Contract.
Withdrawals and Surrenders
Before annuity payments begin, withdrawals and surrenders are taxed for federal income tax purposes as follows:
■ a partial withdrawal or total surrender is taxed in the year of receipt to the extent that the Contract’s Accumulated Value exceeds the investment in the Contract (that is, on an “income first” basis); and
■ a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer reaches age 59 ½ subject to certain exceptions.
The 10% federal tax penalty is generally not imposed on withdrawals that are:
■ made on or after the death of a Contractowner;
■ attributable to the taxpayer becoming disabled; or
■ made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer or for the joint life or joint life expectancy of the taxpayer and the spouse.
If You receive systematic payments that You intend to qualify for the substantially equal periodic payment exception, changes to Your systematic payments before You reach age 59 ½ or within five years (whichever is later) after beginning Your systematic payments will result in the retroactive imposition of the 10% federal tax penalty with interest. Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above.
If the Contract was purchased as an investment for profit, subject to certain rules, you may deduct any loss upon surrender of the Contract as an ordinary loss.
For purposes of surrenders, the Internal Revenue Code treats all Contracts that We issue to You in the same calendar year as a single Contract.
Death Benefits
Unlike the death benefit on a life insurance policy, the death benefit paid on an annuity Contract does not pass to the Beneficiary free of federal income tax. Generally, a death benefit is included in the income of the recipient as follows:
■ if distributed in a lump sum, it is taxed in the same manner as a surrender of the Contract;
■ if distributed under an annuity payout option, it is taxed in the same manner as annuity payments.
The death benefit paid to a Beneficiary on a Contract is ordinary income to the Beneficiary to the extent it exceeds the Contractowner’s investment in the Contract. The Beneficiary must pay federal income tax on this amount at the Beneficiary’s tax rate. Moreover, the death benefit may also be included in the Contractowner’s federal gross estate unless the Beneficiary is the spouse. If the Beneficiary is not the spouse, the Beneficiary may be eligible for a special federal income tax deduction for a portion of the federal estate tax attributable to the death benefit.
Transfers, Assignments and Contract Exchanges
Transferring or assigning ownership of the Contract, changing Annuity Commencement Dates or exchanging a Contract (unless the exchange qualifies as a tax-free exchange under Section 1035 of the Internal Revenue Code) may result in certain tax consequences, such as liability for federal income and gift taxes, not explained in this prospectus.
Tax Withholding and Reporting
The Internal Revenue Code generally requires Us to withhold income tax from any Contract distribution, including a partial withdrawal or total surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is "periodic" or "non-periodic."
For periodic payments (e.g., annuity payments), upon request We withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If You want Us to withhold on a different basis, You must file an appropriate withholding certificate with Us. For non‑periodic payments (e.g., distributions such as partial withdrawals),

We generally withhold 10% of the taxable portion of each payment.
You may elect not to have the withholding rules apply. For periodic payments, Your election is effective for the calendar year for which You file it with Us, and for each subsequent year until You amend or modify it. For non-periodic payments, an election is effective when You file it with Us, but only for the payment to which it is applicable. We have to notify Your recipients of Your right to elect not to have taxes withheld.
The Internal Revenue Code generally requires Us to report all payments to the Internal Revenue Service.
Other Tax Issues
We are taxed as a “life insurance company” under the Internal Revenue Code. We do not expect to incur any federal income tax as a result of the net earnings or realized net capital gains attributable to Separate Account C. Based upon this expectation, no charge is currently assessed against Separate Account C for such tax. If We incur such tax in the future, We may assess a charge for such tax against Separate Account C.
We may incur state and local income taxes (in addition to premium taxes) attributable to Separate Account C in several states. At present, these taxes are not significant, and We currently do not impose any charge for such taxes against Separate Account C. We may, however, assess Separate Account C for such taxes in the future. If any charges for federal, state or local taxes are assessed against Separate Account C in the future, they could reduce the net investment performances of the Subaccounts.
In order for the Contract to be treated as an annuity contract for federal income tax purposes, the investments of each Subaccount to which Purchase Payments under the Contract are allocated must be “adequately diversified” in accordance with the Internal Revenue Code and Treasury Department regulations. The investment adviser of the Life Series Funds monitors each Fund's investment portfolio to ensure that the diversification requirements are met, because, for purposes thereof, a Fund’s assets are treated as if they are owned by each Subaccount that invests therein. If any Subaccount to which the Purchase Payments under Your Contract are allocated failed to satisfy these requirements, You would be currently taxed on the net earnings and net realized gains of the Subaccount unless Your Contract was held in a qualified plan or an IRA. The tax would apply from the first quarter of the failure, until We corrected the failure in conformity with a Treasury Department procedure. This is a risk that is common to all variable annuity contracts.
Each of the Life Series Funds that is available under the Contract sells its shares not only to Separate Account C but also to other separate accounts that fund variable life insurance policies and variable annuity contracts. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners that invest in the same Fund. If such a conflict were to arise, We would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different fund for the Fund. It is also possible that the failure of one separate account to comply with the federal tax law requirements could cause all of the separate accounts to lose their tax-deferred status. This is a risk that is common to many variable life insurance policies and variable annuities.
Under certain circumstances, a Contractowner’s control of the investments of Separate Account C could cause the Contractowner, rather than Us, to be treated as the owner of the assets in Separate Account C for federal tax purposes, which would result in the current taxation of the net income and net realized gains on those assets to the Contractowner. Based upon existing IRS guidance, We do not believe that the ownership rights of a Contractowner under the Contract would result in the Contractowner’s being treated as the owner of the assets of the Contract. However, We do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, We reserve the right to modify the Contract as necessary to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Contract.

OTHER INFORMATION
VOTING RIGHTS
Because the Life Series Funds is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Funds. In certain circumstances, one or more of the Funds may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment policies without the approval of a majority vote of that Fund’s shareholders in accordance with the 1940 Act.
If a Fund holds a meeting at which shareholders are entitled to vote, Contractowners would have an opportunity to provide voting instructions for shares of the Fund held by a Subaccount in which their Contract invests. We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:
■ shares attributable to Contractowners for which We received instructions, would be voted in accordance with the instructions;
■ shares attributable to Contractowners for which We did not receive instructions, would be voted in the same proportion that We voted shares held in the Subaccount for which We received instructions; and
■ shares not attributable to Contractowners, would be voted in the same proportion that We voted shares held in the Subaccount attributable to Contractowners for which We received instructions.
We will vote Fund shares that We hold directly in the same proportion that We vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which We receive instructions. However, We will vote Our own shares as We deem appropriate where there are no shares held in any Subaccount. We will present all the shares of any Fund that We held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.
We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:
■ before the Annuity Commencement Date, We divide the Subaccount’s Accumulated Value by the net asset value of one Fund share, and
■ after the Annuity Commencement Date, We divide the reserve held in the Subaccount for the variable annuity payment under the Contract by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.
We will determine the number of votes that a Contractowner has the right to cast as of the record date established by the Life Series Funds. We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting information and other materials relating to the Fund to each Contractowner having a voting interest in a Subaccount.
The voting rights that We describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, We reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, We reserve the right to vote shares of any Fund in Our own right, to the extent the law permits.
PROCESSING TRANSACTIONS
Generally, Your transaction requests will be processed as of the Business Day on which We receive them, if We receive them in Good Order before the closing of business on the Business Day (generally 4:00 P.M. Eastern Time). Otherwise, they will be processed as of Our next Business Day. To meet Our requirements for processing transactions, We may require that You use Our forms.
RESERVATION OF RIGHTS
We also reserve the right to make certain changes to the Contract, Separate Account or Funds if We believe they would (a) best serve the interests of the Contractowners and annuity payee or (b) be appropriate in carrying out the purposes of the Contract. We will make a change only as the law permits. When required, We will (a) obtain the necessary Contractowner or regulatory approval for any change and (b) notify Contractowners before making a change.
For example, We may:
■ operate the Separate Account in any form permitted by law;
■ add, delete, combine, or modify Subaccounts of the Separate Account;
■ add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law;
■ amend or obtain and continue any exemptions under the Contract if required to comply with the Code or any other applicable federal or state law; or
■ make any necessary technical changes in the Contract in order to conform with any of the above actions.
CONTRACT YEARS AND ANNIVERSARIES
We measure Contract years and anniversaries from the date the Contract is issued. Each Contract year will commence on the anniversary of the issue date.
STATE VARIATIONS
Where required by state law, there may be variations in the Contract covered by a special form of the Contract for your State. As a result, your Contract may differ from this prospectus. Your actual Contract, with any endorsements, amendments and riders, is the controlling document. We have the right to change the Contract to meet applicable state laws or regulations.
New Contracts are not currently being offered for sale. Existing Contractowners may continue to make additional payments under their respective Contract.
DISTRIBUTION OF THE CONTRACT
We sell the Contract solely through individuals who, in addition to being licensed as insurance agents, are registered representatives of FFS, which is one of Our affiliates. FFS is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the Financial Industry Regulatory Authority (“FINRA”). FFS’s executive offices are located at 40 Wall Street, New York, New York 10005. We reserve the right to sell the Contracts directly.
Representatives are paid up to 57.1% of the sales charge imposed on the sale of a Contract. Representatives may receive additional amounts through compensation overrides, expense allowances, bonuses and training allowances. Representatives may also qualify for non-cash compensation and awards based on productivity and persistency factors. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contractowners or the Separate Account.

REPORTS
Our variable annuities are offered through broker-dealers that are registered with the SEC and are members of FINRA.  At least twice each year, We will send a report to You that contains financial information about the Funds as required by applicable law. In addition, transaction confirmations are sent by Us on behalf of the broker-dealers through which variable annuity transactions are processed  and, at least once each year, We will send a statement that gives You financial information about Your Contract.
If several members of the same household each own a Contract, We may send only one such report or prospectus to that address, unless You instruct Us otherwise. You may receive additional copies by calling or writing Us.
FINANCIAL STATEMENTS
The Financial Statements of FLIAC and for the Separate Account are in the SAI.

SEC file numbers:
Separate Account C: 033-33419/811-06130

To: Foresters Life Insurance and Annuity Company Raritan Plaza 1 Edison, New Jersey 08837
Request for Statement of Additional Information
I would like to receive a current copy of the following: (check all appropriate boxes below)

☐ The Statement of Additional Information for First Investors Life Variable Annuity Fund C (Separate Account C).

☐ The Statement of Additional Information for First Investors Life Series Funds.

From:
(name)
Contract number:
Address:

Phone number:

☐ Check if this is a change of address.

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FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

OFFERED BY

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated May 1, 2017

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses for the variable annuity contracts funded by First Investors Life Variable Annuity Fund C (“Separate Account C” or the “Separate Account”), which may be obtained at no cost by writing to Foresters Life Insurance and Annuity Company, Raritan Plaza 1, Edison, New Jersey 08837, or by telephoning (800) 832-7783 or by visiting our website at www.foresters.com.  Separate Account C currently funds two variable annuity contracts: an individual variable annuity contract called the “Tax Tamer I” with prospectus dated May 1, 2017 and an individual variable annuity contract called the “First Choice” with prospectus dated May 1, 2017.

Unless otherwise noted, the terms in this SAI have the same meaning as in the prospectuses.

TABLE OF CONTENTS
Page

General Description	2
Services	4
Valuation	4
Other Information	6
Relevance of Financial Statements	7
Appendices	8
Financial Statements	12

GENERAL DESCRIPTION

Foresters Life Insurance and Annuity Company.  Foresters Life Insurance and Annuity Company, 40 Wall Street, New York, New York 10005 (“FLIAC”), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance and annuities.  Foresters Financial Holding Company, Inc. (“FFHC”), a holding company, owns all of the voting common stock of Foresters Investment Management Company, Inc. (“FIMCO” or “Adviser”) and all of the outstanding stock of FLIAC, Foresters Financial Services, Inc. (“FFS” or “Underwriter”) and Foresters Investor Services, Inc. (“FIS”), the transfer agent for First Investors Life Series Funds (“Life Series Funds”). The Independent Order of Foresters (“Foresters”) controls FFHC and, therefore, the Adviser and FLIAC. Foresters is a Canadian fraternal benefit society with operations in Canada, the United States and the United Kingdom and its principal business address is 789 Don Mills Road, Toronto, Canada M3C 1T9.

The following chart provides information about the Officers and Directors of FLIAC.
Name	FLIAC Office	Principal Occupation for Last Five Years
Carol Lerner Brown	Secretary
Assistant Secretary FFS since 1989; Secretary FLIAC and FIMCO since 1989; Secretary FFHC 1989-2011, Assistant Secretary FFHC since 2011; Secretary FIS since 1989; and Secretary Foresters Advisory Services, LLC since 2012.

Craig D. Cloyed	Director	Director FLIAC and FFHC since 2012; President and Director Calvert Investment Distributors, Inc. from 1998 to March 2012.
William H. Drinkwater	Senior Vice President and Chief Actuary	Senior Vice President and Chief Actuary FLIAC since 2003.
Lawrence M. Falcon	Senior Vice President and Comptroller	Senior Vice President and Comptroller FLIAC since 1990.
Diane Fox	Vice President, Insurance Operations	Vice President, Insurance Operations of FLIAC as of 2017.
Francis X. Gannon	Chief Financial Officer and Treasurer
Chief Financial Officer and Treasurer FLIAC, FFS, FIS and FFHC since 2013; Chief Financial Officer FIMCO since 2013; Chief Financial Officer Foresters Advisory Services, LLC since 2013; Principal FX Capital LLC 2009-2013; Corporate Comptroller AlliedBarton 2010-2011; and Director Jefferson Wells International 2008-2009.

Anthony M. Garcia	Director and Chairman
President and Chief Executive Officer Foresters since 2014; Director Forester Life Limited since 2014; Director Forester Holdings (Europe) Limited since 2014; Director Forester Fund Management Limited  since 2014; Chairman and Director FFHC since 2014; Director FLIAC since 2014; Chairman FLIAC since 2017; President Western & Southern Agency Group 2012-2014; and President and Chief Executive Officer TIAA-CREF Life Insurance Company 2009-2012.

Steven Guterman	Director	Director FLIAC and FFHC since 2012; Chief Executive

2

Officer Instant Labs Medical Diagnostics Corp. since 2010.
Jason Helbraun	Assistant Vice President	Assistant Vice President FLIAC since 2006.
Mehul N. Kapadia	Chief Information Officer, Vice President , IT & Business Information	Chief Information Officer, Vice President , IT & Business Information of FLIAC as of 2017.
Martha E. Marcon	Director
Director Foresters Life Insurance Company since 2013; Director FLIAC and FFHC since 2011; Director Foresters since 2009; Director Mercury General Corp. 2008-present; and Director NIA Group 2006-present.

Loretta McCarthy	Director	Director FLIAC and FFHC since 2012; Managing Director Golden Seeds, LLC since 2005.
Knut A. Olson	President and Director
President, North America Life and Annuity and FLIAC since January 2017; Senior Vice President Thrivent Financial – various positions including VP & SVP 2002-Nov 2016; District Representative/AGA Lutheran Brotherhood 1990-2002.

Paul D. Reaburn	Director
Executive Vice President & Chief Financial Officer, The Independent Order of Foresters  Aug 2012 - Present; Head of Life Practice, Dion, Durrell & Associates Jan 2011-Jul 2012; Chief Financial Officer/Chief Operating Officer, Aegon USA Oct 1997 – April 2009; Head of Actuarial (last position held), The Independent Order of Foresters  Aug 1979 – Oct 1997.

Jeremy W. Ragsdale	Vice President, Product Development & Pricing	Vice President, Product Development & Pricing of FLIAC as of 2017.
David Schimmel	Vice President	Vice President since 2011 and Assistant Vice President 2006-2011 of FLIAC.
John Shey	Assistant Vice President	Assistant Vice President FLIAC since 2006.

Separate Account Assets.  Separate Account C was established on December 21, 1989 under the provisions of the New York Insurance Law.  Separate Account C’s assets are segregated from the assets of FLIAC, and that portion of Separate Account C’s assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts are not chargeable
3

with liabilities arising out of any other business of FLIAC.  Separate Account C is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of the Separate Account.

SERVICES

Custodian.  FLIAC, subject to applicable laws and regulations, is the custodian of the securities of the Subaccounts of Separate Account C. We maintain the records and accounts of Separate Account C.

Independent Registered Public Accounting Firm. KPMG LLP, 345 Park Avenue, New York, NY 10154, is the independent registered public accounting firm for Separate Account C and Foresters Life Insurance and Annuity Company.

Underwriter.  FLIAC and Separate Account C have entered into an Underwriting Agreement with FFS.  FFS, an affiliate of FLIAC and of the Adviser, has its principal business address at 40 Wall Street, New York, New York 10005.  For the fiscal years ended December 31, 2014, 2015 and 2016, FFS received underwriting commissions with respect to Separate Account C of $1,396,351, $1,338.225 and $1,115,094 respectively, in connection with the distribution of Separate Account C contracts in a continuous offering.

FLIAC anticipates continuing to offer new First Choice contracts, but reserves the right to discontinue this offering.  New Tax Tamer I contracts are not currently being offered for sale.  Existing Tax Tamer I Contractowners may, however, continue to make additional premium payments to their existing contracts.

The Contracts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or by other broker‑dealers who have selling agreements with the Underwriter. FFS is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the Financial Industry Regulatory Authority.

VALUATION

Value of an Accumulation Unit.  For each Subaccount of Separate Account C, the value of an Accumulation Unit initially was set arbitrarily at $10.00.  The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B).  The investment performance of each Fund, and expenses and deductions of certain charges, affect the Accumulation Unit Value.  The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

Net Investment Factor.  The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus
4

the per share amount of any dividend or capital gains distributions made by the applicable Fund if the “ex‑dividend” date occurs during the current Valuation Period,

(b)	is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c)
is a factor representing the charges deducted for mortality and expense risks.  For Separate Account C, such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount.

The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease.  (For an illustration of this calculation, see Appendix I, Example A.)

Value of Amounts Allocated to the Fixed Account.  The First Choice Contract also allows Contractowners to allocate value to the Fixed Account.  The Accumulation Value in a First Choice Contract thus consists of the Subaccount Accumulation Value in each Subaccount to which a Contractowner allocates value, which is based on the Accumulation Unit values described above, and the Fixed Account Accumulation Value.  The Fixed Account Accumulation Value at any time is equal to the amount determined as described in the First Choice Contract’s prospectus under the heading “THE CONTRACT IN DETAIL: THE ACCUMULATION PHASE – Fixed Account Accumulation Value.”

Value of an Annuity Unit.  For each Subaccount of Separate Account C, the value of an Annuity Unit initially was set arbitrarily at $10.00.  The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum (or 3.0% or a different rate chosen by a Contractowner for First Choice Contracts), which is assumed in the Annuity Tables contained in the Contracts.  (For an illustration of this calculation, see Appendix III, Example A.)

Amount of Annuity Payments.  When annuity payments are to commence, the Accumulated Value (or the Accumulation Value for First Choice contracts) to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Business Day (or the Valuation Date for First Choice contracts) on or immediately preceding the seventh day before the Annuity Commencement Date (or the Maturity Date for First Choice contracts) by the number of Accumulation Units owned.  This seven-day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date.  At that time any applicable Premium taxes not previously deducted may be deducted from the Accumulated Value to determine the net Accumulated Value.  For First Choice contracts, the net amount to be applied to an Annuity Option, the Net Accumulation Value, consists of the amounts derived from the Accumulation Units, as described above, as well as the Fixed Account Accumulation Value.  The resultant value is then applied to the Annuity Tables set forth in the contract to determine the amount of the first monthly annuity payment.  The contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied.  These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date.  The contracts contain a formula for determining the adjusted age. The Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900, except for First Choice contracts. For First Choice contracts the Annuity Tables are determined from the A2000 Individual
5

Annuitant Mortality Table Age Last Birthday and an Assumed Investment Return of 3.00% or a different rate chosen by the Contractowner and the adjusted age is the age of the annuitant minus one year for each completed 10-year period measured from the year 2000 to the date of Annuity Payment Option commencement. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Business Day on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount.  This seven-day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date.  This number of Annuity Units remains fixed for all variable annuity payments.  The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Business Day on or immediately preceding the seventh day before the due date of the payment.  The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month.  (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

A fixed annuity provides annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% (or 2.5% for the First Choice contract) per year built into the Annuity Tables in the contract.

OTHER INFORMATION

Time of Payments.  All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination.  However, FLIAC  reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund is not reasonably practical or it is not reasonably practical to determine the value of the Fund’s net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

In addition, for the First Choice contract, FLIAC may defer for up to six months the payment of any full or partial surrender of amounts allocated to the Fixed Account.

Reports to Contractowners.  FLIAC will mail to each Contractowner, at the last known address of record at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values.  In addition, latest available reports of the Life Series Funds will be mailed to each Contractowner.

Assignment.  Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due.  To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary.  The Contracts may be assigned.  No assignment of a Contract shall be binding on FLIAC unless such assignment is in writing and is filed with FLIAC at its home office.
6

RELEVANCE OF FINANCIAL STATEMENTS

The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of each Separate Account’s Subaccounts.  The financial statements of FLIAC as contained herein should be considered only as bearing upon FLIAC’s ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.
7

APPENDICES

APPENDIX I

EXAMPLE A
Formula and Illustration for Determining
the Net Investment Factor of a Subaccount
of Separate Account C

Net Investment Factor =	A + B	- D
C

Where:

A =	The Net Asset Value of a Fund share as of the end of the current
	Valuation Period.
	Assume	=	$8.51000000
B =	The per share amount of any dividend or capital gains distribution
	since the end of the immediately preceding Valuation Period.
	Assume	=	0
C =	The Net Asset Value of a Fund share as of the end of the immediately
	preceding Valuation Period.
	Assume	=	$8.39000000
D =	The daily deduction for mortality and expense risks, which totals 1.0%
	on an annual basis.
	On a daily basis	=	.00002740

Then, the Net Investment Factor =	8.51000000 + 0	- .00002740	=	1.01427534
8.39000000

EXAMPLE B
Formula and Illustration for Determining
Accumulation Unit Value of a Subaccount
of Separate Account C

Accumulation Unit Value = A x B
Where:

A =	The Accumulation Unit Value for the immediately preceding Valuation
	Period.
	Assume	=	$1.46328760
B =	The Net Investment Factor for the current Valuation Period.
	Assume	=	1.01427534

Then, the Accumulation Unit Value = $1.46328760 x 1.01427534		=	1.48417653

8

APPENDIX II

EXAMPLE A
Formula and Illustration for Determining
Death Benefit Payable Under
Annuity Option 4-Unit Refund Life Annuity
For Separate Account C (Tax Tamer I only)

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annunity Units Payable =	A	- (CxD), if	A	is greater than CxD
	B		B

Where:

A =	The Net Accumulated Value applied on the Annuity Commencement Date to
	purchase the Variable Annuity.
	Assume	=	$20,000.00

B =	The Annuity Unit Value at the Annuity Commencement Date.
	Assume	=	$1.08353012

C =	The number of Annuity Units represented by each payment made.
	Assume	=	116.61488844

D =	The total number of monthly Variable Annuity Payments made prior
	to the Annuitant’s death.
	Assume	=	30

Then the number of Annuity Units Payable:

$20,000.00	- (116.61488833 x 30)
$1.08353012

= =	18,458.18554633 14,959.73889313	- 3,498.44665320

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

14,959.73889313 x $1.12173107 = $16,780.80

9

APPENDIX III

EXAMPLE A

Formula and Illustration for Determining
Annuity Unit Value of
Separate Account C

Annuity Unit Value = A x B x C

Where:

A =	Annuity Unit Value of the immediately preceding Valuation Period.
	Assume	=	$1.10071211

B =	Net Investment Factor for the Valuation Period for which the Annuity
	Unit is being calculated.
	Assume	=	1.00083530

C =	A factor to neutralize the assumed interest rate of 3½% built into
	the Annuity Tables used.
	Daily factor equals	=	0.99990575

Then, the Annuity Value is:

$1.10071211 x 1.00083530 x 0.99990575 = $1.10152771

EXAMPLE B

Formula and Illustration for Determining
Amount of First Monthly Variable Annuity Payment from
Separate Account C

First Montly Variable Annuity Payment =	A	x B
$1,000

Where:

A =	The Net Accumulated Value allocated to Separate Account C for the
	Business Day on or immediately preceding the seventh day
	before the Annuity Commencement Date.
	Assume	=	$20,000.00

B =	The Annuity purchase rate per $1,000 based upon the option
	selected, the sex and adjusted age of the Annuitant
	according to the Annuity Tables contained in the Contract.
	Assume	=	$6.40

Then, the first Montly Variable Payment =	$20,000	x 640 = $128.00
$1,000

10

EXAMPLE C

Formula and Illustration for Determining
the Number of Annuity Units for Separate Account C
Represented by Each Monthly Variable Annuity Payment

Number of Annuity Units =	A
B

Where:

A =	The dollar amount of the first monthly Variable Annuity Payment.
	Assume	=	$128.00

B =	The Annuity Unit Value for the Business Day on or immediately
	preceding the seventh day before the Annuity Commencement Date.
	Assume	=	$1.09763000

Then, the first Montly Variable Payment =	$128.00	= 116.61488844
$1.09763000

EXAMPLE D

Formula and Illustration for Determining
the Amount of Second and Subsequent Monthly Variable
Annuity Payments From Separate Account C

Second Monthly Variable Annuity Payment = A x B

Where:

A =	The Number of Annuity Units represented by each monthly
	Variable Annuity Payment
	Assume	=	116.61488844

B =	The Annuity Unit Value for the Business Day on or immediately
	preceding the seventh day before the date on which the
	second (or subsequent) Variable Annuity Payment is due.
	Assume	=	$1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund.  If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result.  Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

11

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Financial Statements
December 31, 2016
(With Report of Independent Registered Public Accounting Firm Thereon)

12

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Table of Contents

KPMG LLP 345 Park Avenue New York, NY 10154-0102

Report of Independent Registered Public Accounting Firm
The Board of Directors of Foresters Life Insurance and Annuity Company
and Contract Owners of First Investors Life Variable Annuity Fund C:
We have audited the accompanying statement of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise First Investors Life Variable Annuity Fund C (collectively “Separate Account C”), as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of Separate Account C’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agent of the mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise Separate Account C as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

April 13, 2017

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Statement of Assets and Liabilities
 December 31, 2016

	Government Cash Management	Fund for Income	Growth and Income	Special Situations	International	Select Growth	Government
Assets: Investments at net asset value (note 3):
First Investors Life Series Fund	$3,978,563	$25,515,557	$110,320,729	$44,982,100	$24,927,012	$13,492,573	$11,634,788
Liabilities:
Payable to Foresters Life Insurance and Annuity Company	3,015	21,082	91,390	37,263	20,672	11,283	9,721
Net assets	3,975,548	25,494,475	110,229,339	44,944,837	24,906,340	13,481,290	11,625,067
Net assets represented by contracts in accumulation period	$3,975,548	$25,494,475	$110,229,339	$44,944,837	$24,906,340	$13,481,290	$11,625,067

(Continued)

2

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Statement of Assets and Liabilities
 December 31, 2016
	Investment Grade	Limited Duration High Quality Bond	Opportunity	Real Estate	Total Return	Balanced Income	Covered Call Strategy	Equity Income
Assets: Investments at net asset value (note 3):
First Investors Life Series Fund	$24,657,770	$3,019,997	$10,872,578	$2,289,809	$10,589,076	$1,980,030	$2,060,942	$32,450,495
Liabilities:
Payable to Foresters Life Insurance and Annuity Company	20,481	2,490	8,994	1,743	8,878	1,540	1,535	26,800
Net assets	24,637,289	3,017,507	10,863,584	2,288,066	10,580,198	1,978,490	2,059,407	32,423,695
Net assets represented by contracts in accumulation period	$24,637,289	$3,017,507	$10,863,584	$2,288,066	$10,580,198	$1,978,490	$2,059,407	$32,423,695

See accompanying notes to financial statements

3

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Statement of Operations
 Year ended December 31, 2016

	Government Cash Management	Fund for Income	Growth and Income	Special Situations	International	Select Growth	Government
Investment income: Income:
Dividends	$—	$1,335,611	$1,533,297	$226,011	$330,800	$79,641	$257,893
Expenses:
Mortality and expense risks (note 5)	36,649	245,333	1,070,188	412,609	266,191	129,452	120,586
Administrative charges (note 5)	184	4,540	9,603	4,817	3,194	3,136	1,706
Total expenses	36,833	249,873	1,079,791	417,426	269,385	132,588	122,292
Net investment income (loss)	(36,833)	1,085,738	453,506	(191,415)	61,415	(52,947)	135,601
Realized gain on investments:
Realized gain distributions	—	—	5,218,011	2,791,320	—	883,304	—
Realized gain (loss) on investments	—	(172,466)	2,443,970	455,207	316,397	169,182	(42,185)
Realized gains (losses)	—	(172,466)	7,661,981	3,246,527	316,397	1,052,486	(42,185)
Change in unrealized appreciation (depreciation) on investments	—	1,436,054	855,665	2,859,301	(1,752,423)	(574,030)	(152,598)
Net increase (decrease) in net assets resulting from operations	$(36,833)	$2,349,326	$8,971,152	$5,914,413	$(1,374,611)	$425,509	$(59,182)

(Continued)

4

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Statement of Operations
 Year ended December 31, 2016

	Investment Grade	Limited Duration High Quality Bond	Opportunity	Real Estate	Total Return	Balanced Income	Covered Call Strategy	Equity Income
Investment income: Income:
Dividends	$992,058	$21,258	$39,637	$8,234	$142,357	$—	$—	$602,036
Expenses:
Mortality and expense risks (note 5)	245,575	25,370	94,729	15,852	102,095	12,907	4,937	307,667
Administrative charges (note 5)	3,686	348	3,224	295	3,159	67	99	3,959
Total expenses	249,261	25,718	97,953	16,147	105,254	12,974	5,036	311,626
Net investment income (loss)	742,797	(4,460)	(58,316)	(7,913)	37,103	(12,974)	(5,036)	290,410
Realized gain on investments:
Realized gain distributions	—	—	—	7,410	—	—	—	1,044,232
Realized gain (loss) on investments	(21,005)	(639)	67,754	3,872	54,662	2,288	893	652,517
Realized gains (losses)	(21,005)	(639)	67,754	11,282	54,662	2,288	893	1,696,749
Change in unrealized appreciation (depreciation) on investments	125,626	(13,468)	734,165	61,386	475,671	78,094	43,538	1,559,134
Net increase (decrease) in net assets resulting from operations	$847,418	$(18,567)	$743,603	$64,755	$567,436	$67,408	$39,395	$3,546,293

See accompanying notes to financial statements

5

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Statements of Changes in Net Assets
 Years ended December 31, 2016 and 2015

	Government Cash Management		Fund for Income		Growth and Income		Special Situations
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets: From operations:
Net investment income (loss)	$(36,833)	$(30,231)	$1,085,738	$1,064,588	$453,506	$196,910	$(191,415)	$(167,360)
Realized gain distributions	—	—	—	—	5,218,011	6,344,722	2,791,320	1,891,921
Realized gain (loss) on investments	—	—	(172,466)	(143,782)	2,443,970	3,305,034	455,207	641,783
Change in unrealized appreciation (depreciation) on investments	—	—	1,436,054	(1,638,500)	855,665	(14,516,680)	2,859,301	(2,941,107)
Net increase (decrease) in net assets resulting from operations	(36,833)	(30,231)	2,349,326	(717,694)	8,971,152	(4,670,014)	5,914,413	(574,763)
From contract transactions:
Net insurance premiums from contract owners	1,012,472	(1,384,440)	829,193	1,620,080	2,512,241	3,338,574	1,208,562	2,238,953
Transfers between sub-accounts	13,608	2,355,348	(94,807)	(51,022)	(2,833,588)	(937,438)	(1,135,235)	(530,092)
Transfers for contract benefits and terminations	(1,197,086)	(993,261)	(1,215,861)	(1,528,325)	(8,030,419)	(10,141,129)	(2,778,613)	(2,618,033)
Increase (decrease) in net assets derived from contract transactions	(171,006)	(22,353)	(481,475)	40,733	(8,351,766)	(7,739,993)	(2,705,286)	(909,172)
Net increase (decrease) in net assets	(207,839)	(52,584)	1,867,851	(676,961)	619,386	(12,410,007)	3,209,127	(1,483,935)
Net assets:
Beginning of year	4,183,387	4,235,971	23,626,624	24,303,585	109,609,953	122,019,960	41,735,710	43,219,645
End of year	$3,975,548	$4,183,387	$25,494,475	$23,626,624	$110,229,339	$109,609,953	$44,944,837	$41,735,710

(Continued)

6

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Statements of Changes in Net Assets
 Years ended December 31, 2016 and 2015

	International		Select Growth		Government		Investment Grade
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets: From operations:
Net investment income (loss)	$61,415	$22,622	$(52,947)	$(79,763)	$135,601	$163,562	$742,797	$782,365
Realized gain distributions	—	—	883,304	609,154	—	—	—	—
Realized gain (loss) on investments	316,397	277,736	169,182	282,188	(42,185)	(46,637)	(21,005)	2,280
Change in unrealized appreciation (depreciation) on investments	(1,752,423)	373,357	(574,030)	(578,437)	(152,598)	(231,071)	125,626	(1,123,414)
Net increase (decrease) in net assets resulting from operations	(1,374,611)	673,715	425,509	233,142	(59,182)	(114,146)	847,418	(338,769)
From contract transactions:
Net insurance premiums from contract owners	903,745	1,690,644	1,031,791	1,984,924	420,448	320,532	1,338,936	1,348,773
Transfers between sub-accounts	(125,830)	(207,695)	(669)	410,505	219,484	(80,777)	266,606	118,132
Transfers for contract benefits and terminations	(2,045,481)	(1,890,911)	(625,882)	(838,809)	(1,011,516)	(1,035,393)	(1,755,246)	(2,169,541)
Increase (decrease) in net assets derived from contract transactions	(1,267,566)	(407,962)	405,240	1,556,620	(371,584)	(795,638)	(149,704)	(702,636)
Net increase (decrease) in net assets	(2,642,177)	265,753	830,749	1,789,762	(430,766)	(909,784)	697,714	(1,041,405)
Net assets:
Beginning of year	27,548,517	27,282,764	12,650,541	10,860,779	12,055,833	12,965,617	23,939,575	24,980,980
End of year	$24,906,340	$27,548,517	$13,481,290	$12,650,541	$11,625,067	$12,055,833	$24,637,289	$23,939,575

(Continued)

7

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Statements of Changes in Net Assets
 Years ended December 31, 2016 and 2015

	Limited Duration High Quality Bond		Opportunity		Real Estate		Total Return
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets: From operations:
Net investment income (loss)	$(4,460)	$(13,542)	$(58,316)	$(65,444)	$(7,913)	$(3,406)	$37,103	$(10,368)
Realized gain distributions	—	—	—	—	7,410	—	—	—
Realized gain (loss) on investments	(639)	(207)	67,754	33,674	3,872	169	54,662	39,251
Change in unrealized appreciation (depreciation) on investments	(13,468)	(7,711)	734,165	(170,738)	61,386	42,565	475,671	(276,963)
Net increase (decrease) in net assets resulting from operations	(18,567)	(21,460)	743,603	(202,508)	64,755	39,328	567,436	(248,080)
From contract transactions:
Net insurance premiums from contract owners	405,329	520,799	1,711,571	2,107,022	419,605	548,234	1,304,071	2,287,221
Transfers between sub-accounts	709,576	974,329	190,713	563,401	723,287	554,353	(461,516)	1,094,485
Transfers for contract benefits and terminations	(295,977)	(50,780)	(525,983)	(284,737)	(57,633)	(3,863)	(508,658)	(351,399)
Increase (decrease) in net assets derived from contract transactions	818,928	1,444,348	1,376,301	2,385,686	1,085,259	1,098,724	333,897	3,030,307
Net increase (decrease) in net assets	800,361	1,422,888	2,119,904	2,183,178	1,150,014	1,138,052	901,333	2,782,227
Net assets:
Beginning of year	2,217,146	794,258	8,743,680	6,560,502	1,138,052	—	9,678,865	6,896,638
End of year	$3,017,507	$2,217,146	$10,863,584	$8,743,680	$2,288,066	$1,138,052	$10,580,198	$9,678,865

(Continued)

8

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Statements of Changes in Net Assets
 Years ended December 31, 2016 and 2015

	Balanced Income		Covered Call Strategy		Equity Income		Target Maturity 2015
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in net assets: From operations:
Net investment income (loss)	$(12,974)	$(402)	$(5,036)	$—	$290,410	$207,341	$—	$447,871
Realized gain distributions	—	—	—	—	1,044,232	1,105,488	—	72,785
Realized gain (loss) on investments	2,288	—	893	—	652,517	684,868	—	(1,042,065)
Change in unrealized appreciation (depreciation) on investments	78,094	(3,468)	43,538	—	1,559,134	(2,644,965)	—	451,547
Net increase (decrease) in net assets resulting from operations	67,408	(3,870)	39,395	—	3,546,293	(647,268)	—	(69,862)
From contract transactions:
Net insurance premiums from contract owners	378,400	43,219	688,358	—	1,257,357	1,921,332	—	35,541
Transfers between sub-accounts	1,005,415	533,006	1,387,931	—	(368,940)	(32,095)	—	(5,075,275)
Transfers for contract benefits and terminations	(42,263)	(2,825)	(56,277)	—	(2,194,667)	(2,469,153)	—	(857,343)
Increase (decrease) in net assets derived from contract transactions	1,341,552	573,400	2,020,012	—	(1,306,250)	(579,916)	—	(5,897,077)
Net increase (decrease) in net assets	1,408,960	569,530	2,059,407	—	2,240,043	(1,227,184)	—	(5,966,939)
Net assets:
Beginning of year	569,530	—	—	—	30,183,652	31,410,836	—	5,966,939
End of year	$1,978,490	$569,530	$2,059,407	$—	$32,423,695	$30,183,652	$—	$—

See accompanying notes to financial statements

9

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Notes to Financial Statements
December 31, 2016

(1)	Organization

First Investors Life Variable Annuity Fund C (Separate Account C), a unit investment trust registered under the Investment Company Act of 1940 (the 1940 Act), is a segregated investment account established by Foresters Life Insurance and Annuity Company (FLIAC) and exists in accordance with the regulations of the New York State Department of Financial Services. Assets of Separate Account C have been used to purchase shares of First Investors Life Series Funds (the Funds), an open-end diversified management investment company registered under the 1940 Act. The contract holder directs the deposits into the sub-accounts that comprise Separate Account C and bears the investment risk if the sub-accounts do not meet their stated investment objectives. The sub-accounts invest in the following underlying fund portfolios: Government Cash Management, Fund for Income, Growth and Income, Special Situations, International, Select Growth, Government, Investment Grade, Limited Duration High Quality Bond, Opportunity, Real Estate, Total Return, Balanced Income, Covered Call Strategy, and Equity Income. Target Maturity 2015 was closed on December 15, 2015. Effective October 03, 2016, the Cash Management Fund was renamed the Government Cash Management Fund.

The Real Estate Fund and the Balanced Income Fund were launched on May 1, 2015 and November 2, 2015, respectively. The Covered Call Strategy Fund was launched on May 2, 2016.

FLIAC offers two variable annuity contracts through Separate Account C, referred to as Tax Tamer I and First Choice Variable Deferred Annuity. Tax Tamer I is no longer available for sale.

(2)	Significant Accounting Practices

(a) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(b) Fair Value Measurements

Investments are valued using Level 1 inputs, as defined within the fair value hierarchy established by the Financial Accounting Standards Board (FASB).

10

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Notes to Financial Statements
December 31, 2016

Management determines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management utilizes valuation techniques that maximize the use of observable inputs (Levels 1 and 2) and minimize the use of unobservable inputs (Level 3) within the fair value hierarchy established by the FASB. The three levels of inputs are described below:

Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities that Separate Account C has the ability to access.

Level 2 – observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – unobservable inputs for the asset and liability, to the extent relevant inputs are not available, representing Separate Account C’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(c)	Subsequent Events

Management has evaluated events subsequent to the balance sheet date through April 13, 2017, the date that the financial statements were available for issuance.

(d)	Investments

Shares of the Funds held by each of the sub-accounts of Separate Account C are valued at net asset value per share of such Funds, which value its investment securities at fair value on a daily basis. All distributions received from the Funds are reinvested to purchase additional shares of the Funds at net asset value. Investment transactions are accounted for on a trade date basis and average cost is the basis followed in determining the cost of investments sold for financial statement purposes.

(e)	Investment Income

Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date. Realized gains and losses are recorded on a trade date basis. Reinvested realized gain distributions are recorded when

11

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Notes to Financial Statements
December 31, 2016

received. Average cost is used as the basis of investments held and sold. The change in the value of the Funds is recorded as unrealized appreciation or depreciation and is included in the accompanying statement of operations.

(f) Federal Income Taxes

Separate Account C is not taxed separately because its operations are part of the total operations of FLIAC, which is taxed as a life insurance company under the Internal Revenue Code. Separate Account C will not be taxed as a regulated investment company under Subchapter M of the Code. Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account C.

(3)	Investments

The fair value of investments in each of the sub-accounts of the Separate Account at December 31, 2016 was determined by management using quoted market prices which, is equal to the net asset value of the underlying investments in life series funds. Management determined that these investments are valued using Level 1 inputs since there is no restriction in the redemption of these investments and sufficient transaction volume exists. In addition, there were no transfers between the different Levels established in the FASB’s fair value hierarchy during the year ended December 31, 2016.

Investments consist of the following at December 31, 2016:

	Shares	Net asset value	Fair value	Cost
First Investors Life Series Fund:
Government Cash Management	3,978,563	$1.00	$3,978,563	$3,978,563
Fund for Income	4,010,911	$6.36	$25,515,557	$26,846,021
Growth and Income	2,497,073	$44.18	$110,320,729	$80,370,535
Special Situations	1,298,463	$34.64	$44,982,100	$35,772,485
International	1,232,785	$20.22	$24,927,012	$22,814,061
Select Growth	1,009,149	$13.37	$13,492,573	$10,936,942
Government	1,216,278	$9.57	$11,634,788	$12,294,414
Investment Grade	2,298,056	$10.73	$24,657,770	$24,957,413
Limited Duration High Quality Bond	312,656	$9.66	$3,019,997	$3,046,243
Opportunity	685,108	$15.87	$10,872,578	$9,552,821
Real Estate	214,415	$10.68	$2,289,809	$2,185,857
Total Return	841,463	$12.58	$10,589,076	$9,858,267
Balanced Income	188,729	$10.49	$1,980,030	$1,905,404
Covered Call Strategy	195,791	$10.53	$2,060,942	$2,017,403
Equity Income	1,519,168	$21.36	$32,450,495	$23,700,805

12

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Notes to Financial Statements
December 31, 2016

The cost of purchases and proceeds from sale of investments for the year ended December 31, 2016 were as follows:

	Purchases	Sales
Government Cash Management	$1,026,080	$1,234,078
Fund for Income	$2,164,804	$1,559,247
Growth and Income	$9,263,550	$11,945,129
Special Situations	$4,225,892	$4,329,331
International	$1,234,545	$2,443,032
Select Growth	$1,994,736	$758,448
Government	$897,825	$1,134,164
Investment Grade	$2,597,601	$2,004,099
Limited Duration High Quality Bond	$1,136,163	$320,939
Opportunity	$1,941,922	$622,200
Real Estate	$1,158,533	$72,884
Total Return	$1,446,428	$1,074,502
Balanced Income	$1,383,816	$54,018
Covered Call Strategy	$2,076,288	$59,778
Equity Income	$2,903,626	$2,873,910

(4)	Changes in Units

The changes in units outstanding for the years ended December 31, 2016 and 2015 were as follows:

	2016			2015
	Units issued	Units redeemed	Net increase (decrease)	Units issued	Units redeemed	Net increase (decrease)

Government Cash
Management	643,084	(654,306)	(11,222)	882,113	(882,812)	(699)
Fund for Income	20,018	(30,305)	(10,287)	37,327	(36,614)	713
Growth and Income	16,121	(115,688)	(99,567)	21,742	(111,006)	(89,264)
Special Situations	11,788	(43,710)	(31,922)	20,619	(30,658)	(10,039)
International	25,441	(54,228)	(28,787)	28,569	(37,717)	(9,148)
Select Growth	99,158	(65,835)	33,323	181,463	(65,526)	115,937
Government	27,487	(42,261)	(14,774)	14,999	(46,945)	(31,946)
Investment Grade	55,693	(61,293)	(5,600)	57,365	(80,264)	(22,899)
Limited Duration High Quality Bond	117,392	(32,348)	85,044	157,637	(7,354)	150,283
Opportunity	153,223	(55,830)	97,393	176,669	(16,291)	160,378
Real Estate	113,213	(10,948)	102,265	113,395	(569)	112,826
Total Return	134,154	(105,071)	29,083	294,144	(42,480)	251,664
Balanced Income	137,530	(4,750)	132,780	58,006	—	58,006
Covered Call Strategy	200,735	(3,785)	196,950	—	—	—
Equity Income	40,898	(80,968)	(40,070)	56,488	(75,380)	(18,892)
Target Maturity 2015	—	—	—	1,738	(275,844)	(274,106)

13

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Notes to Financial Statements
December 31, 2016

(5)	Mortality and Expense Risks and Deductions

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FLIAC deducts an amount equal on an annual basis to 1.00% of the daily net asset value of Separate Account C. This deduction is assessed through a reduction of unit values. An additional administrative charge of $7.50 may be deducted annually by FLIAC from the Accumulated Value of Deferred Annuity Contracts, which have an Accumulated Value of less than $1,500 due to partial surrenders and would be assessed through a redemption of units. There was no deduction under this provision during 2016 and 2015.

An annual contract maintenance charge of $35 is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier and is assessed through the redemption of units.

The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge (CDSC) of 0% to 8% of the value of the Accumulation Units surrendered.

14

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Notes to Financial Statements
December 31, 2016

(6)	Financial Highlights Table

		Net assets
				Investment
				income ratio	Expense ratio	Total return
	Units	Unit value ($)	($000s)	(%) [1]	(%) [2]	(%) [3]
Government Cash
Management:
December 31:
2016	267,188	14.844	3,976	—	1.00	(1.00)
2015	278,409	14.993	4,183	—	1.00	(1.00)
2014	279,108	15.144	4,236	—	1.00	(1.00)
2013	241,555	15.296	3,704	—	1.00	(1.00)
2012	351,809	15.450	5,469	—	1.00	(1.00)

Fund for Income:
December 31:
2016	498,258	51.150	25,494	5.43	1.00	10.01
2015	508,544	46.494	23,627	5.38	1.00	(2.82)
2014	507,831	47.846	24,304	5.25	1.00	(0.21)
2013	497,511	47.947	23,840	5.69	1.00	5.81
2012	443,502	45.313	20,118	6.21	1.00	12.38

Growth and Income:
December 31:
2016	1,218,302	90.443	110,229	1.43	1.00	8.78
2015	1,317,869	83.140	109,610	1.18	1.00	(4.09)
2014	1,407,133	86.682	122,020	1.18	1.00	6.57
2013	1,501,389	81.335	122,169	1.58	1.00	36.68
2012	1,601,403	59.506	95,425	1.41	1.00	16.28
Special Situations:
December 31:
2016	472,903	94.986	44,945	0.55	1.00	14.95
2015	504,826	82.635	41,736	0.63	1.00	(1.51)
2014	514,865	83.905	43,220	0.47	1.00	5.24
2013	533,493	79.728	42,551	0.95	1.00	29.58
2012	561,745	61.529	34,580	0.58	1.00	8.91

International:
December 31:
2016	585,767	42.502	24,906	1.25	1.00	(5.16)
2015	614,555	44.814	27,549	1.09	1.00	2.46
2014	623,702	43.736	27,283	1.10	1.00	1.37
2013	641,920	43.146	27,712	1.31	1.00	5.71
2012	639,990	40.816	26,179	1.51	1.00	19.64

Select Growth:
December 31:
2016	977,081	13.802	13,481	0.61	1.00	3.00
2015	943,759	13.400	12,651	0.35	1.00	2.18
2014	827,821	13.114	10,861	0.33	1.00	12.40
2013	783,527	11.667	9,146	0.46	1.00	31.82
2012	709,659	8.851	6,285	0.05	1.00	12.17

Government:
December 31:
2016	471,996	24.636	11,625	2.14	1.00	(0.52)
2015	486,770	24.765	12,056	2.32	1.00	(0.95)
2014	518,715	25.003	12,966	2.60	1.00	2.11
2013	547,193	24.485	13,405	2.70	1.00	(3.44)
2012	575,054	25.359	14,587	2.85	1.00	0.93

15

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Notes to Financial Statements
December 31, 2016

		Net assets
				Investment
				income ratio	Expense ratio	Total return
	Units	Unit value ($)	($000s)	(%) [1]	(%) [2]	(%) [3]
Investment Grade:
December 31:
2016	781,918	31.497	24,637	4.03	1.00	3.61
2015	787,518	30.401	23,940	4.20	1.00	(1.34)
2014	810,417	30.815	24,981	4.05	1.00	4.80
2013	819,341	29.403	24,093	3.99	1.00	(1.79)
2012	819,008	29.938	24,526	3.95	1.00	10.12
Limited Duration High
Quality Bond: [4]
December 31:
2016	317,300	9.511	3,018	0.83	1.00	(0.36)
2015	232,255	9.546	2,217	—	1.00	(1.50)
2014	81,973	9.691	794	—	1.00	(3.09)
Opportunity: [4]
December 31:
2016	707,575	15.353	10,864	0.41	1.00	7.18
2015	610,181	14.325	8,744	0.18	1.00	(1.80)
2014	449,804	14.587	6,561	—	1.00	4.68
2013	267,794	13.935	3,732	—	1.00	38.57
2012	130	10.056	1	—	1.00	0.56
Real Estate: [4]
December 31:
2016	215,090	10.638	2,288	0.50	1.00	5.51
2015	112,825	10.082	1,138	—	1.00	0.82

Total Return: [4]
December 31:
2016	852,812	12.405	10,580	1.39	1.00	5.55
2015	823,730	11.752	9,679	0.89	1.00	(2.59)
2014	572,065	12.065	6,897	0.08	1.00	4.91
2013	290,463	11.500	3,339	—	1.00	15.86
2012	—	9.926	—	—	1.00	(0.74)
Balanced Income: [4]
December 31:
2016	190,786	10.369	1,978	—	1.00	5.65
2015	58,006	9.814	570	—	1.00	(1.86)
Covered Call Strategy: [4]
December 31:
2016	196,949	10.460	2,059	—	1.00	4.60

Equity Income:
December 31:
2016	910,297	35.603	32,424	1.95	1.00	12.15
2015	950,367	31.747	30,184	1.68	1.00	(2.01)
2014	969,259	32.399	31,411	1.64	1.00	7.18
2013	956,841	30.229	28,939	2.01	1.00	29.23
2012	974,957	23.392	22,822	1.87	1.00	10.09

Target Maturity 2015: [4]
December 31:
2015	—	—	—	10.64	1.00	(1.36)
2014	274,106	21.742	5,967	4.79	1.00	(0.97)
2013	298,755	21.955	6,569	4.60	1.00	(1.19)
2012	336,569	22.219	7,503	4.07	1.00	(0.17)

16

FIRST INVESTORS LIFE
VARIABLE ANNUITY FUND C
Notes to Financial Statements
December 31, 2016

1.
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2.
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3.
These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

4.
The Total Return Fund and the Opportunity Fund were launched on December 17, 2012. There were no transactions in the Total Return sub-account in 2012. The total return for the Opportunity Fund for 2012 was calculated for the period December 17, 2012 to December 31, 2012. The Limited Duration High Quality Bond Fund was launched on July 1, 2014. The total return for the Limited Duration High Quality Bond Fund for 2014 was calculated for the period July 1, 2014 to December 31, 2014. The Real Estate Fund and the Balanced Income Fund were launched on May 1, 2015 and November 2, 2015, respectively. The total return for the Real Estate Fund and the Balanced Income Fund for 2015 were calculated for the period May 1, 2015 to December 31, 2015 and November 2, 2015 to December 31, 2015, respectively. The Target Maturity 2015 Fund was closed on December 15, 2015. The total return for the Target Maturity 2015 Fund for 2015 was calculated for the period January 1, 2015 to December 14, 2015. The Covered Call Strategy Fund was launched on May 2, 2016. The total return for the Covered Call Strategy Fund was calculated for the period May 2, 2016 to December 31, 2016.

17

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Statutory Financial Statements
December 31, 2016, 2015 and 2014
(With Independent Auditors’ Report)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

KPMG LLP
345 Park Avenue
New York, NY 10154-0102

Independent Auditors’ Report

The Board of Directors
Foresters Life Insurance and Annuity Company:
Report on the Financial Statements
We have audited the accompanying financial statements of Foresters Life Insurance and Annuity Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2016 and 2015, and the related statutory statements of income, changes in capital and surplus, and cash flows for each of the years in the three-year period ended December 31, 2016, and the related notes to the statutory financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the financial statements, the financial statements are prepared by Foresters Life Insurance and Annuity Company using statutory accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Foresters Life Insurance and Annuity Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2016.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Foresters Life Insurance and Annuity Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2016, in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.
Other Matter
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Supplemental Schedule Summary of Investments - Other than Investments in Related Parties, Supplemental Insurance Information schedule, and Supplemental Schedule – Reinsurance, is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S-X Rule 7-05 of the Securities and Exchange Commission. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

April 13, 2017

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

DECEMBER 31, 2016 AND 2015

(in US dollars)

	2016	2015
ASSETS
Cash and invested assets
Bonds, at amortized cost (fair value: 2016 - $689,123,846; 2015 - $570,705,170)	$677,749,352	$568,954,040
Cash and cash equivalents	40,822,681	20,677,629
Receivable for securities	17,828	-
Policy loans	97,977,219	94,999,128

Total Cash and Invested Assets	816,567,080	684,630,797

Deferred and uncollected premiums	4,590,736	4,187,256
Accrued investment income	11,380,338	10,202,452
Admitted deferred tax assets	4,564,000	4,587,000
Current income tax recoverable	2,076,793	1,856,599
Other assets	740,497	240,117

TOTAL ASSETS EXCLUDING SEPARATE ACCOUNTS	839,919,444	705,704,221

Separate account assets	1,302,277,133	1,227,229,612

TOTAL ADMITTED ASSETS	$2,142,196,577	$1,932,933,833

LIABILITIES AND CAPITAL AND SURPLUS

LIABILITIES
Life and accident and health reserves	$295,776,716	$279,144,008
Annuity reserves	486,001,410	363,530,255
Claims and other contract liabilities	12,452,003	12,451,745
Interest Maintenance Reserve	-	623,050
Asset Valuation Reserve	4,298,814	3,260,126
Accounts payable and accrued liabilities	4,032,619	6,168,530
Net transfers due from separate accounts	(22,762,371)	(19,791,266)

TOTAL LIABILITIES EXCLUDING SEPARATE ACCOUNTS	779,799,191	645,386,448

Separate account liabilities	1,302,277,133	1,227,229,612

TOTAL LIABILITIES	2,082,076,324	1,872,616,060

CAPITAL AND SURPLUS
Common Stock, par value $4.75; authorized, issued and outstanding 534,350 shares	2,538,162	2,538,162
Additional paid in capital	6,496,180	6,496,180
Unassigned surplus	51,085,911	51,283,431

TOTAL CAPITAL AND SURPLUS	60,120,253	60,317,773

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$2,142,196,577	$1,932,933,833

See accompanying notes to statutory financial statements.
3

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

STATUTORY STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, 2016, 2015, AND 2014

(in US dollars)

	2016	2015	2014
REVENUES
Premiums and annuity considerations	$217,667,362	$203,651,518	$240,357,138
Investment income	30,775,191	26,080,800	21,444,609
Amortization of interest maintenance reserve	766,483	896,253	701,720
Income from fees associated with investment management, administration & contract guarantees from separate accounts	11,377,482	11,246,893	10,414,793
Other income	195,378	305,019	251,986

TOTAL REVENUES	260,781,896	242,180,483	273,170,246

BENEFITS AND EXPENSES
Policyholder benefits and changes in contract liabilities	97,270,717	90,814,340	88,303,446
Increase in life and annuity reserves	139,103,864	115,165,490	122,576,132
Net transfers (from) to separate accounts	(22,458,372)	(10,023,360)	15,699,932
Commissions and expense allowances	18,335,371	17,212,803	17,914,864
Operating expenses	18,215,839	16,756,320	16,417,472

TOTAL BENEFITS AND EXPENSES	250,467,419	229,925,593	260,911,846

Net gain from operations before dividends to policyholders and federal income taxes	10,314,477	12,254,890	12,258,400
Dividends to policyholders	918,979	908,006	767,347

Net gain from operations before federal income taxes	9,395,498	11,346,884	11,491,053
Federal income tax	2,347,862	3,025,854	3,515,512

NET GAIN FROM OPERATIONS	7,047,636	8,321,030	7,975,541
Net realized capital gains, net of transfers to IMR and net of taxes	10	-	-

NET INCOME	$7,047,646	$8,321,030	$7,975,541

See accompanying notes to statutory financial statements.
4

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

YEARS ENDED DECEMBER 31, 2016, 2015, AND 2014

(in US dollars)

	2016	2015	2014

BALANCE AT BEGINNING OF YEAR	$60,317,773	$58,699,524	$51,813,751
Net income	7,047,646	8,321,030	7,975,541
Change in Asset Valuation Reserve	(1,038,688)	(735,695)	(509,446)
Change in non-admitted assets	(2,086,204)	(2,066,268)	(1,933,563)
Change in net deferred income taxes	979,726	999,182	1,353,241
Dividends to stockholders	(5,100,000)	(4,900,000)	-

BALANCE AT END OF YEAR	$60,120,253	$60,317,773	$58,699,524

See accompanying notes to statutory financial statements.
5

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2016, 2015 and 2014

(in US dollars)

	2016	2015	2014

Cash flows from operating activities:
Premiums and other insurance amounts received	$216,448,478	$203,010,632	$239,760,539
Investment income received	34,957,449	29,781,905	24,641,642
Other receipts	11,572,860	11,551,912	10,666,779
Benefits and contract liabilities paid	(98,118,520)	(90,047,847)	(89,089,919)
Commissions and general expenses paid	(35,587,113)	(33,743,875)	(34,143,611)
Net transfers to separate accounts	19,487,267	7,542,621	(20,314,977)
Dividends paid to policyholders	(902,898)	(775,973)	(928,817)
Federal income taxes paid	(2,600,000)	(4,100,000)	(3,550,000)
Net cash provided by operating activities	145,257,523	123,219,375	127,041,636
Cash flows from investing activities:
Proceeds from maturities and sale of investment securities	68,186,117	48,438,807	48,561,324
Purchase of investments securities	(183,984,526)	(171,538,216)	(156,196,871)
Purchase of furniture, equipment and other assets	(41,513)	(88,464)	(152,761)
Net increase in policy loans	(2,978,091)	(5,864,260)	(7,000,858)
Net cash used for investing activities	(118,818,013)	(129,052,133)	(114,789,166)
Cash flows from financing activities and miscellaneous sources:
Net deposits on deposit-type contracts	99,810	408,415	227,821
Dividends paid	(5,100,000)	(4,900,000)	-
Other cash received (applied)	(1,294,268)	159,792	(488,779)
Net cash used for financing activities	(6,294,458)	(4,331,793)	(260,958)

Net (decrease) increase in cash and short term investments:	20,145,052	(10,164,551)	11,991,512
Cash and short term investments:
Beginning of year	20,677,629	30,842,180	18,850,668
End of year	$40,822,681	$20,677,629	$30,842,180

See accompanying notes to statutory financial statements.
6

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

(1)	Nature of Operations
Foresters Life Insurance and Annuity Company (the “Company”) is a wholly-owned subsidiary of Foresters Financial Holding Company, Inc. (“FFHC”). The Company predominately writes variable and fixed annuity and variable life insurance products along with traditional life insurance and other accident and health insurance.  In addition, the Company sponsors segregated investment trusts registered under the Investment Company Act of 1940.  The principal affiliates of the Company are: Foresters Financial Services, Inc. (“Broker‑Dealer”), Foresters Investment Management Company, Inc. (“Mutual Fund Management Company”), Foresters Investor Services, Inc. (“Transfer Agent”), and Foresters Advisory Services, LLC.  FFHC is a wholly-owned subsidiary of The Independent Order of Foresters (“Foresters”).
(2)	Basis of Presentation
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services (“NYDFS”). The NYDFS recognizes only statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The State of New York has adopted the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual, version effective January 1, 2001.
This basis of presentation differs from U.S. generally accepted accounting principles (“GAAP”) in that:
(a)
Life insurance policy reserves are computed on the statutory valuation basis using the 1958, 1980 or 2001 CSO Mortality Table with interest rates from 2.50% to 5.25% rather than according to the Company’s estimates of mortality, investment yields, withdrawals and other benefits and expenses. The fixed deferred annuity is valued using CARVM at 3.75% – 5% and variable annuities are valued using VACARVM at 4% to 5.25%. On both a statutory and GAAP basis, the reserve held for old deferred annuities is equal to the funds accumulated at a current rate of 4% per annum;

(b)	certain expenditures, principally for furniture and equipment and agents’ debit balances, are not admissible and are therefore charged to surplus rather than recognized as assets;
7	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

(c)
commissions and other costs of acquiring new business are expensed as incurred rather than recognized as deferred acquisition costs and amortized over the premium paying period of policies and contracts;

(d)	income tax effects of temporary differences are provided to the extent that the temporary differences will be realized within three years (admitted deferred tax assets) and are recognized in surplus;
(e)	the statutory asset valuation and interest maintenance reserves are recognized as liabilities;
(f)
On investment type contracts, the entire amount received from contract holders is recognized as revenue rather than just the portion of the payment deemed to be assessments against policyholder account balances;

(g)	investments in fixed maturities that are deemed to be available‑for‑sale for GAAP are recorded at amortized cost rather than estimated fair value; and
(h)
The statutory statements of cash flows do not classify cash flows in a manner which is consistent with GAAP. A reconciliation of net income to net cash provided by operating activities is not provided.

The effects of these variances on the accompanying statutory financial statements has not been determined, but are presumed to be material.
The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
(3)	Other Significant Accounting Practices
(a)	Cash and Short-term Investments
Cash and cash equivalents include short-term investments with original maturities of one year or less. The carrying amounts for cash and short-term investments approximate their fair values.  Short-term investments are carried at amortized cost.
(b)	Bonds
Bonds are reported at amortized cost.  Amortization of premiums and accretion of discounts on bonds are recognized using the scientific method that
8	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

approximates level yield. Gains and losses on sales of investments are determined using the specific identification method.
The fair values for bonds presented in the Statements of Admitted Assets, Liabilities and Capital and Surplus is based on quoted market prices, where available, or is estimated using values from independent pricing services.
(c)	Fair Value Measurements
Management determines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management utilizes valuation techniques that maximize the use of observable inputs (Levels 1 and 2) and minimize the use of unobservable inputs (Level 3) within the fair value hierarchy established by the Financial Accounting Standards Board (“FASB”).  Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:
•	Level 1: Fair value measurements using unadjusted quoted market prices in active markets for identical, unrestricted assets or liabilities.
•
Level 2: Fair value measurements using correlation with (directly or indirectly) observable market based inputs, unobservable inputs that are corroborated by market data, or quoted prices in markets that are not active.  These models are primarily standard models that consider various assumptions including time value, yield curve, and other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

•
Level 3: Fair value measurements using significant inputs that are not readily observable in the market and are based on internally developed models or methodologies utilizing significant inputs that are generally less readily observable.

9	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

(d)	Impairment of Invested Assets
Management regularly reviews fixed maturity securities to evaluate unrealized losses for other-than-temporary declines in the fair value of these securities.  Management considers various factors in assessing impairments, including but not limited to, the financial condition and near term prospects of the issuer, specific adverse conditions affecting an industry or region, a significant and prolonged decline in fair value below the amortized cost of the asset, bankruptcy or default of the issuer, and delinquency in payments of interest or principal.
Management considers the following factors in the evaluation of whether a noninterest related decline in value is other than temporary: (a) the Company’s near-term intent to sell; (b) the Company’s contractual and regulatory obligations; and (c) the Company’s ability and intent not to sell the investment until anticipated recovery of the cost of the investment.  In addition, management considers other qualitative and quantitative factors in determining the existence of possible other than temporary impairments including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.
The day to day management of the investment portfolio is performed by investment managers, who may, at a given point in time, believe that the preferred course of action is to hold securities with unrealized losses that are considered temporary until such losses are recovered, the dynamic nature of portfolio management may result in a subsequent decision to sell the security and realize the loss based upon a change in the market and other factors described above.  Investment managers maintain a watchlist that identifies rating agency downgrades of securities as well as any potential investment valuation issues at the end of each quarter.
(e)	Leasehold Improvements and Equipment
Leasehold improvements and equipment are recorded as cost.  These assets are treated as non-admitted assets with changes in the balance of these assets going through the change in nonadmitted assets, a component of capital and surplus.
Depreciation is recorded in net income on the statement of statutory income and is calculated on a straight-line basis over the estimated useful life of the asset, not to exceed 5 years, or the remaining term of the lease.
Depreciation of equipment of $102,961, $89,679, and $88,631 was included in net income for 2016, 2015 and 2014, respectively.  Depreciation of leasehold
10	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

improvements of $2,247, $1,872, and $0 was included in net income for 2016, 2015 and 2014, respectively.
(f)	Policy loans
The carrying amounts for policy loans approximate their fair values.
(g)	Interest Maintenance Reserve
The Company maintains an interest maintenance reserve (“IMR”) to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities, are deferred into the IMR and amortized into revenue using the grouped amortization method. The IMR is included in other liabilities or if negative, is nonadmitted.
(h)	Asset Valuation Reserve
The Company establishes an Asset Valuation Reserve (“AVR”) to offset potential credit-related investment losses.  Investments are assigned a NAIC rating which is used in the AVR computation.
(i)	Recognition of Revenue and Related Expenses
Premiums are reported as earned when due. Commissions, benefits and expenses are recognized when incurred rather than amortized over the life of the contracts.
(j)	Annuities
Annuity considerations are recognized as revenue when received. The carrying value and fair value of fixed annuities reserves are equal to the policyholder account balances, which represent net premiums, received plus accumulated interest.
(k)	Policyholder Dividends
The amount of dividends to be paid to policyholders is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity, and expense experience for the year, and judgment as to the appropriate level of statutory surplus to be retained by the Company.
11	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

(l)	Business Risks and Uncertainties
The Company’s investments are primarily comprised of both short term and long term fixed maturity securities. Significant changes in prevailing interest rates and geographic conditions may adversely affect the timing and amount of cash flows on such investments and their related values. A significant decline in the fair values of these investments could have an adverse effect on the Company’s ability to meet obligations including policyholder benefits.
Premiums and annuity considerations received from the Company’s variable annuity and variable life products comprise approximately 34% and 44% in 2016 and 2015, respectively, of the Company’s total premiums and annuity considerations received.  The investment risk on this business is borne by the contract holder and is invested in the sub-account of the related separate account as directed by the contract holder.
(m)	Separate Accounts
Separate account assets and the related liabilities represent segregated variable annuity and variable life contracts maintained in accounts to meet the specific investment objectives of Contractholders who bear the investment risk. The assets are carried at fair value and are reported as summary total separate account assets with an equivalent summary total reported for liabilities. All investment income (including realized and unrealized gains and losses on investments held in these accounts) accrues directly to the Contractholders and therefore does not affect the net income of the Company.
(n)	Income Taxes
The Company is included in the consolidated federal returns and certain state returns of the Parent, along with other wholly-owned subsidiaries of the Parent. The Parent calculates and allocates the applicable federal taxes (benefits) and related income tax payments and refunds to each subsidiary separately for financial reporting purposes. The provision for federal income taxes is determined on a separate company basis in accordance with a written tax sharing agreement between the Company and its parent.
The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting basis and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled and the effect of a change in tax rates is recognized in
12	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

income in the same period.  A valuation allowance is recorded against deferred tax assets if management determines it is more likely than not, that such assets will not be realized.  The tax effects of temporary differences that reverse within three years are treated as admitted assets, subject to a maximum of 15% of surplus.
Tax benefits from uncertain tax positions are recognized in the financial statements if management determines it is “more-likely-than-not” that the positions are sustainable, based on their technical merits.  The term “more-likely-than-not” contemplates a likelihood of more than 50 percent and the determination of whether or not a tax position has met this recognition threshold depends on the facts, circumstances, and information available at the reporting date.  If management cannot conclude this recognition threshold is met, none of the tax benefit provided by the position is recognized in the financial statements.  Income tax liabilities for tax uncertainties are carried by the Company until such time that the statute of limitations or period under audit for the jurisdiction is settled.

(4)	Investments
Investment income for the years indicated consists of the following:
	2016	2015	2014
Interest on fixed maturities	$26,008,677	$21,498,422	$17,004,233
Interest on short term investments	47,676	8,289	9,472
Interest on policy loans	5,857,123	5,673,511	5,288,546
Total investment income	31,913,476	27,180,222	22,302,251
Investment expense	1,138,285	1,099,422	857,642
Net investment income	$30,775,191	$26,080,800	$21,444,609

No accrued investment income was excluded as nonadmitted.
13	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

The amortized cost and estimated fair value of bonds at December 31, 2016, and 2015 are as follows:
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
December 31, 2016:
U.S. Treasury securities and
obligations of U.S. Gov’t
corps and agencies	$7,436,107	$395,042	$6,073	$7,825,076
Debt securities issued by
states of the U.S.	175,355,672	3,992,943	2,926,991	176,421,624
Corporate debt securities	494,957,573	12,955,668	3,036,095	504,877,146
	$677,749,352	$17,343,653	$5,969,159	$689,123,846

		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
December 31, 2015:
U.S. Treasury securities and
obligations of U.S. Gov’t
corps and agencies	$12,464,982	$552,543	$6,610	$13,010,915
Debt securities issued by
states of the U.S.	105,411,598	3,196,640	705,919	107,902,319
Corporate debt securities	451,077,460	9,567,889	10,853,413	449,791,936
	$568,954,040	$13,317,072	$11,565,942	$570,705,170

Securities in unrealized loss positions (fair value is less than amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are:

	December 31, 2016		December 31, 2015
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss

Less than 12 months	$157,713,750	$5,008,306	$165,771,998	$6,882,197
12 months or more	37,463,535	960,853	37,246,098	4,683,745
	$195,177,285	$5,969,159	$203,018,096	$11,565,942
Management considers the decline in fair values of the above securities to be interest related.  Management intends to hold these securities until recovery or
14	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

contractual maturity and therefore, no other-than-temporary impairment has been recognized.
The amortized cost and estimated fair value of bonds at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
		Estimated
	Amortized	fair
	cost	value

Due in one year or less	$27,043,128	$27,830,837
Due after one year through five years	231,588,783	238,038,728
Due after five years through ten years	226,290,677	228,154,454
Due after ten years	192,826,764	195,099,827
	$677,749,352	$689,123,846
Proceeds from sales of investments in bonds were $68,104,692, $48,439,000, and $43,388,213 in 2016, 2015 and 2014, respectively. Gross gains of $895,224 and gross losses of $801,262 were realized on those sales in 2016.  Gross gains of $880,023 and gross losses of $961,049 were realized on those sales in 2015. Gross gains of $1,350,724 and gross losses of $121,744 were realized on those sales in 2014.  Realized gains (losses) transferred to the IMR were $62,008 in 2016, ($53,604) in 2015, and $810,662 in 2014.
(5)	Fair Value of Financial Instruments
The carrying amounts for the Company’s liabilities under investment – type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year.
The following table presents the fair value of all financial assets, classified by the fair value hierarchy:
15	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

	Level 1	Level 2	Level 3	Total fair value	Total carrying value
December 31, 2016
Bonds	$-	$689,123,846	$-	$689,123,846	$677,749,352
Cash, cash equivalents and short-term securities	40,822,681	-	-	40,822,681	40,822,681
Separate account assets	1,302,277,133	-	-	1,302,277,133	1,302,277,133
	$1,343,099,814	$689,123,846	$-	$2,032,223,660	$2,020,849,166

December 31, 2015
Bonds	$-	$570,705,170	$-	$570,705,170	$568,954,040
Cash, cash equivalents and short-term securities	20,677,629	-	-	20,677,629	20,677,629
Separate account assets	1,227,229,612	-	-	1,227,229,612	1,227,229,612
	$1,247,907,241	$570,705,170	$-	$1,818,612,411	$1,816,861,281

Separate account assets disclosed in the table above are the only assets carried at fair value. There were no transfers between levels during 2016 and 2015.
(6)	Retirement Plans
The Company participates in a qualified, noncontributory profit sharing plan sponsored by FFHC, for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The Company has no legal obligation for benefits under this plan. Foresters Financial Holding Company, Inc. allocates amounts to the Company based on salary ratios. The Plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service. For the years ended December 31, 2016, 2015 and 2014, the Company charged operations $73,765, $98,177, and $89,908, respectively, for its portion of the contribution.
In addition, the Company participates in a 401(K) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. For the years ended December 31, 2016, 2015 and 2014, contributions to this plan were $19,612, $18,734, and $17,329, respectively.
(7)	Reinsurance
The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations, which any reinsurance company may be unable to meet.
Information with respect to reinsurance ceded by the Company is as follows:
16	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

	2016	2015	2014
Direct life insurance premiums	$68,913,066	$70,531,837	$70,904,483
Life insurance premiums ceded	6,211,032	6,657,593	5,893,148
Net life insurance premiums	$62,702,034	$63,874,244	$65,011,335

Life insurance reserves ceded	$19,566,561	$19,512,024	$19,073,213

Direct accident and health premiums	$2,208	$2,921	$3,592
Ceded accident and health premiums	-	-	-
Net accident and health premiums	$2,208	$2,921	$3,592
The Company’s maximum retention on any one life is $250,000. The Company had reinsured 56.0% and 55.0% of its net life insurance in force at December 31, 2016 and 2015, respectively.  The Company does not (1) have any reinsurance agreements in effect which can be canceled unilaterally for reasons other than for nonpayment of premiums; (2) transact with reinsurers controlled directly or indirectly by the Company or affiliated persons or chartered in a country other than the United States; or (3) have any reinsurance agreements where the amount of losses may result in a payment to the reinsurer which exceeds the total direct premiums collected under such insurance policies.  During 2016, 2015 and 2014, the Company did not write off any amounts receivable from reinsurers and no reinsurance contracts were commuted.  None of the credit ratings of the Company’s reinsurers were downgraded during 2016, 2015 and 2014.
(8)	Contingent Liabilities
The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.
(9)	Related Party Transactions
The Company and certain affiliates, under various cost sharing allocation agreements, share office space, data processing and other facilities and management personnel. Charges for these services are based upon the Company’s proportionate share of: space occupied, usage of data processing and other facilities and time allocated to management. During the years ended December 31, 2016, 2015 and 2014, the Company paid approximately $3,331,014, $3,006,520, and
17	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

$2,648,231, respectively, for these services. In addition, the Company paid an affiliate $20,612,341, $18,643,852, and $18,965,976 during 2016, 2015 and 2014, respectively for commissions relating to the sale of its products.
(10)	Capital and Surplus
(a)	Participating business represented 1.2% of individual life insurance in force at December 31, 2016 and 2015.
The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $0.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from capital and surplus by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis.
(b)
The maximum amount of dividends which can be paid by New York State insurance companies to shareholders is subject to restrictions relating to statutory unassigned surplus. New York State Insurance Law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $51,085,911 and $51,283,431 at December 31, 2016 and 2015, respectively, and was earned partly by the participating account and partly by the nonparticipating account.  Distributions are limited to prescribed percentages of policyholders’ surplus as of the beginning of the current year and, in some instances, require pre-approval by the NYDFS.

During 2016 and 2015 the Company paid ordinary dividends of $5,100,000 and $4,900,000, respectively.
(c)
The NAIC has developed risk based capital formulas to be applied to all insurance companies. These formulas calculate a minimum required statutory net worth, based on the perceived degree of certain risks, such as asset, credit, interest rate, underwriting and other business risks inherent in an individual company’s operations. Any insurance company that does not meet threshold risk based capital levels ultimately will be subject to regulatory proceedings. The Company was in excess of the minimum risk based capital as of December 31, 2016 and 2015.

18	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

(d)	The portion of unassigned surplus represented or (reduced by) each item below is as follows:
	2016	2015
Nonadmitted assets	$(9,316,685)	$(7,230,481)
Asset valuation reserve	(4,298,814)	(3,260,126)
Deferred tax assets	10,390,133	9,410,407

(11)	Life and Annuities Reserves
(a)
The Company waives the deduction of the deferred fractional premiums upon the death of the insured and returns a pro‑rata portion of premiums for any period beyond the end of the policy month in which the death occurred. Surrender values are not promised in excess of the legally computed reserves.

(b)	For policies issued subject to an extra premium, a reserve based on special tables prepared by the New York Department of Financial Services was included in the statutory financial statements.
(c)	As of December 31, 2016 the Company has $161,188,194 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of New York.
(d)	Tabular less Actual Reserves Released, and Tabular Cost has been determined by formula.
(e)
The Tabular interest on funds not involving life contingencies has been determined by formula.  Tabular interest is equal to the mean reserves at year end plus payments incurred during the year less mean reserves at the prior year end, income earned during the year and other increases.

(f)	The Company holds additional reserves for substandard policies on behalf of those policyholders assigned lower underwriting classifications, such as those deemed to be more serious mortality risks.
(g)	There are no significant other increases (net).

(12)	Analysis of Annuity Actuarial Reserves and Deposit Liabilities
Withdrawal characteristics and annuity actuarial reserves and deposit fund liabilities at December 31, 2016 are shown in the following table.
19	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

		Percentage of
	Amount	total

Subject to discretionary withdrawal at book value less surrender charge	$-	0.00%
Subject to discretionary withdrawal without adjustment:
At market value	558,791,735	53.01%
At book value	387,934,088	36.80%
Not subject to discretionary withdrawal	107,452,771	10.19%
Total annuity and actuarial reserves and deposit fund liabilities (gross)	1,054,178,594	100.00%
Less reinsurance	-	0.00%
Total annuity and actuarial reserves and deposit fund liabilities (net)	$1,054,178,594	100.00%
Withdrawal characteristics and annuity actuarial reserves and deposit fund liabilities at December 31, 2015 are shown in the following table.
	Amount	Percentage of total

Subject to discretionary withdrawal at book value less surrender charge	$-	0.00%
Subject to discretionary withdrawal without adjustment:
At market value	535,194,917	58.94%
At book value	300,574,131	33.10%
Not subject to discretionary withdrawal	72,239,826	7.96%
Total annuity and actuarial reserves and deposit fund liabilities (gross)	908,008,874	100.00%
Less reinsurance	-	0.00%
Total annuity and actuarial reserves and deposit fund liabilities (net)	$908,008,874	100.00%
20	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

(13)	Premium and Annuity Consideration Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity consideration at December 31, 2016 were:
	Gross	Net	Loading
Type:
Ordinary new business	$297,771	$232,600	$65,171
Ordinary renewal	2,697,665	4,358,136	(1,660,471)
Total	$2,995,436	$4,590,736	$(1,595,300)
Deferred and uncollected life insurance premiums and annuity consideration at December 31, 2015 were:
	Gross	Net	Loading
Type:
Ordinary new business	$126,894	$60,584	$66,310
Ordinary renewal	2,753,983	4,126,672	(1,372,689)
Total	$2,880,877	$4,187,256	$(1,306,379)
(14)	Separate Accounts
General Nature and Characteristics
The Company has two separate accounts which fund limited pay variable life insurance policies, single premium variable life policies, and flexible premium variable life policies and three separate accounts which fund deferred variable annuity contracts. For all separate accounts, the net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.
Two of the variable annuities provide an incidental death benefit of the greater of the account value or premiums paid. The third provides an incidental death benefit equal to the greater of the account value, the premiums paid or the account value on specified anniversaries.  Insurance contract liabilities for incidental death benefits are established in the general account.  The account balance of contracts with guarantees totaled approximately $564,000,000 and $540,000,000 and was held in separate accounts at December 31, 2016 and 2015, respectively.  The net amount at risk associated with these guarantees was approximately $487,000 and $1,945,000 at December 31, 2016 and 2015, respectively.
21	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

The three variable life policies are a fixed premium product, a single premium product with a minimum guaranteed death benefit, and a flexible premium product.
The contracts have a policy loan provision. Loan funds are credited with a guaranteed interest rate of 4% and are held in the general account.
The following table presents separate account premiums and considerations for the year ended December 31, 2016 and separate account reserves at December 31, 2016.
		Variable
	Variable life	Annuities	Total
Premiums and considerations	$34,695,537	$27,925,273	$62,620,810
Reserves at December 31, 2016:
With assets at market value	$719,581,527	$558,791,737	$1,278,373,264
Subject to discretionary
withdrawal at market value	$719,581,527	$558,791,737	$1,278,373,264
Reconciliation of net transfers to (from) separate accounts and amounts recognized in the statutory statement of income are as follows:
	2016	2015
Transfers to separate accounts as contained in
the annual statement of the separate accounts	$62,620,810	$74,737,282
Transfers from separate accounts as contained in
the annual statement of the separate accounts	96,437,413	96,018,527
	(33,816,603)	(21,281,245)
Reconciling items:
Other	(19,251)	10,992
	$(33,835,854)	$(21,270,253)
(15)	Federal Income Taxes
The Company’s Parent files consolidated federal and certain state income tax returns which include certain other wholly-owned subsidiaries of the Parent (listed in footnote 1). The provision for federal income taxes is determined on a separate company basis in accordance with a written tax sharing agreement between the Company and its parent.  Tax years of 2013 through 2015 can be subject to federal, state or local examination by taxing authorities.
The net deferred tax asset/(liability) at December 31 and the change from the prior year are comprised of the following components:
22	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

	2016	2015	Change
	Ordinary	Ordinary	Ordinary
Total gross deferred tax assets	$10,617,000	$9,593,000	$1,024,000
Statutory Valuation Allowance	-	-	-
Adjusted gross deferred tax assets	10,617,000	9,593,000	1,024,000
Deferred tax assets nonadmitted	(5,826,133)	(4,823,407)	(1,002,726)
Subtotal net admitted deferred tax assets	4,790,867	4,769,593	21,274
Deferred tax liabilities	(226,867)	(182,593)	(44,274)
Net admitted deferred tax assets	$4,564,000	$4,587,000	$(23,000)

The amount of deferred tax assets admitted at December 31, 2016 and 2015 and changes thereon are as follows:
	2016	2015	Change
	Ordinary	Ordinary	Ordinary

Federal income taxes paid in prior years
recoverable through loss carrybacks (11.a.)	$4,564,000	$4,587,000	$(23,000)
Admitted under paragraph 11.b.	-	-	-
Adjusted gross DTAs offset by gross DTLs (11.c.)	226,867	182,593	44,274
Deferred tax assets admitted as the result of
application of SSAP No. 101	$4,790,867	$4,769,593	$21,274

The ratios used for the threshold limitation for 11.b. above are as follows:
	2016	2015

Ratio percentage used to determine recovery
period and threshold limitation amount	749%	908%
Amount of adjusted capital and surplus used to
determine recovery period threshold limitation	$60,257,167	$59,384,814
Tax planning strategies did not have an effect on the Company’s net admitted deferred tax assets.  In addition, there are no temporary differences for which deferred tax liabilities have not been recognized.
The Company did not have any deferred tax assets or liabilities that were classified as capital.
23	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

Deferred tax assets and deferred tax liabilities comprise the following:
	2016	2015	Change
Deferred tax assets:
Policyholder dividend provision	$281,000	$276,000	$5,000
Deferred acquisition costs	5,621,000	5,603,000	18,000
Reserves	4,428,000	3,402,000	1,026,000
Deferred compensation	148,000	170,000	(22,000)
Other	139,000	142,000	(3,000)
	10,617,000	9,593,000	1,024,000
Nonadmitted deferred tax assets	(5,826,133)	(4,823,407)	(1,002,726)
	4,790,867	4,769,593	21,274
Deferred tax liabilities:
Depreciation	55,000	70,000	(15,000)
Bond discount	171,867	112,593	59,274
Net admitted deferred taxes	$4,564,000	$4,587,000	$(23,000)

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following:

	2016	2015	Change
Total deferred tax assets	$10,617,000	$9,593,000	$1,024,000
Total deferred tax liabilities	(226,867)	(182,593)	(44,274)
Net deferred tax assets (liabilities)	10,390,133	9,410,407	979,726
Tax-effect of unrealized gains and losses	-	-	-
Net tax effect without unrealized gains & losses	$10,390,133	$9,410,407	$979,726

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:
	2016			2015
		Tax effect	Tax		Tax effect	Tax
	Amount	35%	Rate	Amount	35%	Rate
Income before taxes	$9,395,498	3,288,424	35%	$11,346,884	3,971,409	35%
Dividends received deduction	(4,549,277)	(1,592,247)	(17)%	(4,438,237)	(1,553,383)	(14)%
Other	(937,260)	(328,041)	(3)%	(1,118,154)	(391,354)	(3)%
Total	$3,908,961	1,368,136	15%	$5,790,493	2,026,672	18%

24	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Notes to Statutory Financial Statements
December 31, 2016, 2015 and 2014
(in US Dollars)

	2014
	Amount	Tax effect 35%	Tax Rate
Income before taxes	$11,491,053	4,021,869	35%
Dividends received deduction	(4,431,114)	(1,550,890)	(13)%
Other	(882,024)	(308,708)	(3)%
Total	$6,177,915	2,162,271	19%

	2016	2015	2014
Federal income taxes incurred	$2,347,862	$3,025,854	$3,515,512
Change in net deferred income tax assets	(979,726)	(999,182)	(1,353,241)
Total tax provision	$1,368,136	$2,026,672	$2,162,271

Effective rate	15%	18%	19%

Federal income taxes incurred for the years ended December 31, 2016, 2015 and 2014 that are available for recoupment in the event of future net losses are $2,397,209, $2,983,593, and $3,867,644, respectively.
There are no deposits at December 31, 2016 and 2015 admitted under Section 6603 of the Internal Revenue Code.

(16)	Subsequent Events
Subsequent events after the balance sheet date through the date that the financial statements were available for issuance, April 13, 2017, have been evaluated in the preparation of the financial statements.
25	(Continued)

SUPPLEMENTAL INFORMATION

26	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Supplementary Schedule
Summary of Investments – Other than Investments in Related Parties
December 31, 2016 and 2015
(in US Dollars)

	Amortized	Estimated	Amount shown in
	cost	fair value	Balance Sheet
December 31, 2016:
U.S. Treasury securities and
obligations of U.S. Gov’t
corps and agencies	$7,436,107	$7,825,076	$7,436,107
Debt securities issued by
states of the U.S.	175,355,672	176,421,624	175,355,672
Corporate debt securities	494,957,573	504,877,146	494,957,573
	677,749,352	689,123,846	677,749,352

Policy loans	97,977,219	97,977,219	97,977,219
Cash and short-term investments	40,822,681	40,822,681	40,822,681
Receivable for securities	17,828	XXX	17,828

Total investments	$816,567,080		$816,567,080

	Amortized	Estimated	Amount shown in
	cost	fair value	Balance Sheet
December 31, 2015:
U.S. Treasury securities and
obligations of U.S. Gov’t
corps and agencies	$12,464,982	$13,010,915	$12,464,982
Debt securities issued by
states of the U.S.	105,411,598	107,902,319	105,411,598
Corporate debt securities	451,077,460	449,791,936	451,077,460
	568,954,040	570,705,170	568,954,040

Policy loans	94,999,128	94,999,128	94,999,128
Cash and short-term investments	20,677,629	20,677,629	20,677,629
Receivable for securities	-	XXX	-

Total investments	$684,630,797		$684,630,797

See accompanying independent auditors' report.
27	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Supplementary Insurance Information
For the years ended December 31, 2016, 2015 and 2014
(in US Dollars)

	As of December 31,		For the years ended December 31,
	Future policy benefits losses, claims and loss expenses	Other policy claims and benefits payable	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Other operating expenses

2016:
Life	$295,736,757	$11,288,795	$62,702,034	$13,637,080	$43,503,314	$12,545,416
Annuity	486,001,410	1,159,640	154,963,120	17,133,067	53,756,576	5,669,797
Accident and Health	39,959	3,568	2,208	5,044	10,827	626
Total	$781,778,126	$12,452,003	$217,667,362	$30,775,191	$97,270,717	$18,215,839

2015:
Life	$279,102,702	$10,787,621	$63,874,244	$13,338,751	$40,478,381	$11,778,972
Annuity	363,530,255	1,661,716	139,774,353	12,736,681	50,321,675	4,976,769
Accident and Health	41,306	2,408	2,921	5,368	14,284	579
Total	$642,674,263	$12,451,745	$203,651,518	$26,080,800	$90,814,340	$16,756,320

2014:
Life	$261,725,934	$10,031,942	$65,011,335	$12,788,966	$38,083,919	$12,768,875
Annuity	265,739,029	991,301	175,342,211	8,649,962	50,207,869	3,648,128
Accident and Health	43,809	4,050	3,592	5,681	11,658	469
Total	$527,508,772	$11,027,293	$240,357,138	$21,444,609	$88,303,446	$16,417,472

See accompanying independent auditors' report.
28	(Continued)

FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
Supplementary Schedule - Reinsurance
For the years ended December 31, 2016, 2015 and 2014
(in US Dollars)

The amount of life insurance in force (in $000’s) as of December 31 is:
	Gross Amount	Reinsurance Ceded	Net Amount
2016	$11,778,084	$6,565,495	$5,212,589
2015	$11,467,614	$6,337,355	$5,130,259
2014	$10,990,824	$6,084,292	$4,906,532

The premiums and annuity considerations for life and accident and health contracts for the years ended December 31 are:

	Gross Amount	Reinsurance Ceded	Net Amount

2016
Life insurance	$68,913,066	$6,211,032	$62,702,034
Annuity	154,963,120	-	154,963,120
Supplementary contracts	-	-	-
Accident and health	2,208	-	2,208
	$223,878,394	$6,211,032	$217,667,362

2015
Life insurance	$70,531,837	$6,657,593	$63,874,244
Annuity	139,774,353	-	139,774,353
Supplementary contracts	-	-	-
Accident and health	2,921	-	2,921
	$210,309,111	$6,657,593	$203,651,518

2014
Life insurance	$70,904,483	$5,893,148	$65,011,335
Annuity	175,342,211	-	175,342,211
Supplementary contracts	-	-	-
Accident and health	3,592	-	3,592
	$246,250,286	$5,893,148	$240,357,138

See accompanying independent auditors' report.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

PART C:  OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

The financial statements for the period ended December 31, 2016 for Foresters Life Insurance and Annuity Company and First Investors Life Variable Annuity Fund C are included in Part B of this Registration Statement.

(b)	Exhibits:
	1.	Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account C. /1/
	2.	Not applicable.
	3.	Distribution Contracts:
(a) Underwriting Agreement between First Investors Life Insurance Company, First Investors Life Variable Annuity Fund C and First Investors Corporation. /3/
(b) Specimen Variable Annuity Dealer Agreement between First Investors Corporation and dealers. /1/
	4.	Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company for participation in Separate Account C. /1/
	5.	Form of application used with Individual Variable Annuity Contracts provided in response to (4) above. /1/
	6.	(a) (1) Declaration of Intention and Charter of First Investors Life Insurance Company. /1/
(2) Certificate of Amendment. /1/
(3) Certificate of Amendment. /1/
(4) Certificate of Amendment. /1/
(5) Certificate of Amendment. /1/
(6) Certificate of Amendment. /4/
(b) (1) By‑laws of First Investors Life Insurance Company. /1/
(2) Amendment of By‑laws. /4/
	7.	Not applicable.
	8.	Not applicable.
	9.	Opinion of and consent of counsel. /2/
	10.	(a) Consents of Independent Public Accountants. /5/
(b) Exemptive Order. /1/
	11.	Not applicable.
	12.	Not applicable.
	13.	Powers of Attorney for Craig D. Cloyed, Anthony M. Garcia, Steven Guterman, Martha E. Marcon, Loretta McCarthy and Paul D. Reaburn. /5/
____________________________________
/1/	Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement filed on May 19, 1997.
/2/	Incorporated herein by reference to Post-Effective Amendment No. 11 to this Registration Statement filed on April 29, 1998.
/3/	Incorporated herein by reference to Post-Effective Amendment No. 29 to this Registration Statement filed on April 28, 2011.
/4/	Incorporated herein by reference to Post-Effective Amendment No. 44 to this Registration Statement filed on October 30, 2015.
/5/	Filed herewith

Item 25.	Directors and Officers of the Depositor

The following are the Directors and Officers of Foresters Life Insurance and Annuity Company (unless otherwise noted, an individual’s business address is 40 Wall Street, New York, New York 10005).

Name and Principal Business Address	Position and Office with Foresters Life Insurance and Annuity Company

Carol Lerner Brown	Secretary

Craig D. Cloyed	Director

William H. Drinkwater	Senior Vice President and Chief Actuary

Lawrence M. Falcon Raritan Plaza 1 Edison, NJ 08837	Senior Vice President and Comptroller

Dianne Fox	Vice President, Insurance Operations

Francis X. Gannon Raritan Plaza 1 Edison, NJ 08837	Chief Financial Officer and Treasurer

Anthony M. Garcia	Chairman and Director

Steven Guterman	Director

Jason Helbraun	Assistant Vice President

Mehul N. Kapadia	Chief Information Officer and Vice President, IT & Business Transformation

Martha E. Marcon	Director

Loretta McCarthy	Director

Glenn Mueller Raritan Plaza 1 Edison, NJ 08837	Vice President and Chief Underwriter

Knut A. Olson	President and Director

Jeremy W. Ragsdale	Vice President, Product Development & Pricing

Paul D. Reaburn	Director

David Schimmel Raritan Plaza 1 Edison, NJ 08837	Vice President

John Shey	Assistant Vice President

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a Separate Account of Foresters Life Insurance and Annuity Company, the Depositor, and, as such, might be deemed to be controlled by Foresters Life Insurance and Annuity Company.  Foresters Life Insurance and Annuity Company’s parent company is Foresters Financial Holding Company, Inc. (FFHC) (Delaware), a holding company.  Set forth below are all persons controlled by FFHC:

Foresters Investor Services, Inc. (New York).  Ownership: 100% owned by FFHC; Principal Business: Transfer Agent; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Financial Services, Inc. (New York).  Ownership:  100% owned by FFHC; Principal Business: Broker-Dealer; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Investment Management Company, Inc. (New York).  Ownership: 100% of voting common stock owned by FFHC; Principal Business: Investment Advisor; Affiliate of Foresters Life Insurance and Annuity Company.

Foresters Advisory Services, LLC (Delaware).  Ownership: 100% owned by FFHC; Principal Business: Investment Advisor; Affiliate of Foresters Life Insurance and Annuity Company.

FFHC’s parent company is The Independent Order of Foresters (Canada), a fraternal benefit society.  The organizational chart below sets forth all persons that are controlled by The Independent Order of Foresters.

None of the persons identified in this Item is a subsidiary of the Registrant.  Therefore, the only financial statements filed are those of the Registrant and Foresters Life Insurance and Annuity Company.

*The organizational chart below is current as of May 4, 2016.

* Formerly named Aegon Fund Management Inc./Aegon Gestion de fonds Inc.
** Formerly named Aegon Capital Management Inc./Aegon Gestion de capitaux Inc.
*** Company is inactive
   .

Item 27.	Number of Contractowners

As of Feburary 28, 2017, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund C was 6,041.

Item 28.	Indemnification

Article V of the By‑Laws of Foresters Life Insurance and Annuity Company provides as follows:

Section 5.6             Indemnification of Directors, Officers and Employees.  Any person made, or threatened to be made, a party to an action or proceeding (including, without limitation, one by or in the right of the Corporation to procure a judgment in its favor), whether civil, criminal, administrative or investigative, including an appeal therein, by reason of the fact that he or she, his or her testator or testatrix or intestate then is or was a director, officer or employee of the Corporation, or then serves or has served any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, in any capacity at the request of the Corporation, shall be indemnified by the Corporation against expenses, judgments, fines, attorney’s fees, and amounts paid in settlement to the full extent that officers, directors and employees are permitted to be indemnified by the laws of the State of New York.  The provisions of this section shall not adversely affect any right to indemnification which any person may have apart from the provisions of this section.  The Corporation may also provide for indemnification and advancement of expenses to any director or officer to the extent provided in a resolution of shareholders, resolution of directors or an agreement providing for such indemnification.

Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

The directors and officers of Foresters Life Insurance and Annuity Company are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 29.	Principal Underwriter

(a)	Foresters Financial Services, Inc., Underwriter of the Registrant, is also underwriter for:

First Investors Equity Funds
First Investors Income Funds
First Investors Tax Exempt Funds
First Investors Life Variable Annuity Fund A

First Investors Life Level Premium Variable Life Insurance (Separate Account B)
First Investors Life Variable Annuity Fund D
First Investors Life Separate Account E

(b)	The following persons are the officers and directors of Foresters Financial Services, Inc.:

(The principal business address of each director and officer listed below is c/o Foresters Legal Department, 40 Wall Street, New York, New York 10005.)

Name and Principal Business Address	Position and Office with Foresters Financial Services, Inc.

Carol Lerner Brown	Assistant Secretary

Francis X. Gannon	Chief Financial Officer and Treasurer

Laury Heydon-O’Neil	Vice President - Marketing

George D. Karris	Senior Vice President

William M. Lipkus	Chairman and Director

Frederick Miller	Senior Vice President

Larry Noyes	President and Director

Elizabeth Reilly	Vice President

Mark Segal	Assistant Vice President

Marjorie Solowey	Vice President

Jay Stainsby	Assistant Secretary

William J. Vogt	Vice President

(c)           Not Applicable.
Item 30.	Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by Foresters Life Insurance and Annuity Company at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage); and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

Registrant hereby makes the following undertakings:

(a)
An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
An undertaking to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Representation Regarding Reasonableness of Aggregate Contract Fees and Charges Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940.

Foresters Life Insurance and Annuity Company (“Foresters Life and Annuity”) represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Foresters Life and Annuity under the Policies.  Foresters Life and Annuity bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Foresters Life and Annuity to earn a profit; the degree to which the Policies include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.  This representation applies to all Policies sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus and statement of additional information contained herein, or any variations therein, based on supplements, endorsements, or riders to any Policy, prospectus, statement of additional information or otherwise.

SIGNATURES

As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Post-Effective Amendment No. 48 (“Amendment”) to its Registration Statement on Form N-4 meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and that it has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York (or the City of Edison, State of New Jersey for Messrs. Falcon, Gannon and Olson), on this 27th day of April, 2017.

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C (Registrant)

BY: FORESTERS LIFE INSURANCE AND ANNUITY COMPANY /s/ Knut A. Olson (Depositor) (On behalf of the Registrant and itself)

By: /s/ Knut A. Olson Knut A. Olson President and Director

As required by the 1933 Act, this Amendment to the Registrant’s Registration Statement on Form N-4 has been signed below by the following officers and directors of the Depositor in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Knut A. Olson Knut A. Olson	President	April 27, 2017

/s/ Anthony M. Garcia Anthony M. Garcia*	Chairman and Director	April 27, 2017

/s/ Francis X. Gannon Francis X. Gannon	Chief Financial Officer and Treasurer	April 27, 2017

/s/ Lawrence M. Falcon Lawrence M. Falcon	Senior Vice President and Comptroller	April 27, 2017

/s/ William H. Drinkwater William H. Drinkwater	Senior Vice President and Chief Actuary	April 27, 2017

/s/ Craig D. Cloyed Craig D. Cloyed*	Director	April 27, 2017

/s/ Steven Guterman Steven Guterman*	Director	April 27, 2017

/s/ Martha E. Marcon Martha E. Marcon*	Director	April 27, 2017

/s/ Loretta McCarthy Loretta McCarthy*	Director	April 27, 2017

/s/ Paul D. Reaburn Paul D. Reaburn*	Director	April 27, 2017

*By: /s/ Knut A. Olson Knut A. Olson (Attorney-in-Fact)	April 27, 2017

INDEX OF EXHIBITS

Exhibit Number	Description

24(b)(10)(a)	Consents of Independent Public Accountants

24(b)(13)	Powers of Attorney for Craig D. Cloyed, Anthony M. Garcia, Steven Guterman, Martha E. Marcon, Loretta McCarthy and Paul D. Reaburn